UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

AB GLOBAL RISK ALLOCATION FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2018

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

August 31, 2018 (unaudited)

Company	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 61.9%
Japan - 19.8%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	2,986,473	$28,115,209
Series 22
0.10%, 3/10/27		2,208,936	20,845,032

			48,960,241

United States - 42.1%
U.S. Treasury Inflation Index (TIPS)
0.375%, 7/15/25 (a)	U.S.$	79,408	77,707,960
0.375%, 1/15/27		27,227	26,342,120

			104,050,080

Total Inflation-Linked Securities (cost $157,860,485)			153,010,321

	Shares
COMMON STOCKS - 27.9%
Financials - 4.9%
Banks - 2.0%
ABN AMRO Group NV (GDR) (b)		1,125	30,466
Agricultural Bank of China Ltd.-Class H		838,000	406,075
Aozora Bank Ltd.		500	17,661
Australia & New Zealand Banking Group Ltd.		886	18,828
Banco Bilbao Vizcaya Argentaria SA		3,189	19,815
Banco de Sabadell SA		16,035	24,518
Banco Santander SA		3,772	18,744
Bank of America Corp.		1,350	41,756
Bank of China Ltd.-Class H		709,000	318,594
Bank of Communications Co., Ltd.-Class H		451,000	325,928
Bank of East Asia Ltd. (The)		3,800	14,079
Bank of Ireland Group PLC		2,334	19,121
Bank of Kyoto Ltd. (The)		400	20,195
Bank of Montreal		747	61,231
Bank of Nova Scotia (The)		862	49,890
Bank of Queensland Ltd.		2,070	17,133
Bankia SA		6,083	22,787
Bankinter SA		3,395	30,169
Barclays PLC		10,110	23,159
BB&T Corp.		899	46,442
Bendigo & Adelaide Bank Ltd.		1,883	15,717
BNP Paribas SA		331	19,487
BOC Hong Kong Holdings Ltd.		4,000	19,535
CaixaBank SA		4,609	20,545
Canadian Imperial Bank of Commerce		584	54,730
Chiba Bank Ltd. (The)		3,000	19,707
China CITIC Bank Corp., Ltd.-Class H		530,000	331,138
China Construction Bank Corp.-Class H		465,000	409,542
China Everbright Bank Co., Ltd.-Class H		690,000	288,507
China Minsheng Banking Corp., Ltd.-Class H		425,400	304,781
Chugoku Bank Ltd. (The)		1,200	13,124
CIT Group, Inc.		697	37,805

Company	Shares	U.S. $ Value
Citigroup, Inc.	564	$40,179
Citizens Financial Group, Inc.	745	30,664
Comerica, Inc.	403	39,284
Commerzbank AG (c)	2,045	19,343
Commonwealth Bank of Australia	310	15,895
Concordia Financial Group Ltd.	3,600	17,275
Credit Agricole SA	1,641	22,453
Danske Bank A/S	858	25,286
DBS Group Holdings Ltd.	1,100	19,997
DNB ASA	1,818	36,960
Erste Group Bank AG (c)	821	32,697
Fifth Third Bancorp	1,167	34,345
First Republic Bank/CA	402	40,839
Fukuoka Financial Group, Inc.	4,000	22,427
Hachijuni Bank Ltd. (The)	2,900	12,960
Hang Seng Bank Ltd.	1,100	29,842
Hiroshima Bank Ltd. (The)	2,000	13,990
HSBC Holdings PLC	5,317	46,279
Huntington Bancshares, Inc./OH	2,387	38,693
ING Groep NV	1,574	21,381
Intesa Sanpaolo SpA	18,206	44,946
Japan Post Bank Co., Ltd.	1,400	16,356
JPMorgan Chase & Co.	448	51,332
KBC Group NV	411	29,222
KeyCorp	1,685	35,503
Kyushu Financial Group, Inc.	2,700	13,133
Lloyds Banking Group PLC	36,308	27,969
M&T Bank Corp.	381	67,494
Mebuki Financial Group, Inc.	4,400	15,595
Mitsubishi UFJ Financial Group, Inc.	2,500	15,112
Mizuho Financial Group, Inc.	9,000	15,807
National Australia Bank Ltd.	869	17,771
National Bank of Canada	1,132	56,652
Nordea Bank AB	3,090	33,391
Oversea-Chinese Banking Corp., Ltd.	2,279	18,756
People’s United Financial, Inc.	2,269	41,999
PNC Financial Services Group, Inc. (The)	291	41,770
Raiffeisen Bank International AG	1,044	29,719
Regions Financial Corp.	1,804	35,106
Resona Holdings, Inc.	2,200	12,479
Royal Bank of Canada	718	57,033
Royal Bank of Scotland Group PLC	6,922	21,699
Seven Bank Ltd.	4,800	14,949
Shinsei Bank Ltd.	1,000	15,370
Shizuoka Bank Ltd. (The)	2,000	17,685
Signature Bank/New York NY	215	24,884
Skandinaviska Enskilda Banken AB-Class A	3,315	35,389
Societe Generale SA	422	17,280
Standard Chartered PLC	2,940	23,967
Sumitomo Mitsui Financial Group, Inc.	500	19,657
Sumitomo Mitsui Trust Holdings, Inc.	400	16,050
SunTrust Banks, Inc.	583	42,886
Suruga Bank Ltd.	800	4,343
Svenska Handelsbanken AB-Class A SHS	2,923	35,443
Swedbank AB-Class A	1,696	39,490
Toronto-Dominion Bank (The)	1,045	62,980
UniCredit SpA	1,079	15,596
United Overseas Bank Ltd.	1,000	19,709
US Bancorp	800	43,288
Wells Fargo & Co.	690	40,351
Westpac Banking Corp.	832	17,088
Yamaguchi Financial Group, Inc.	2,000	22,000

		4,849,247

Company	Shares	U.S. $ Value
Capital Markets - 1.0%
3i Group PLC	4,463	$51,968
Affiliated Managers Group, Inc.	225	32,870
Ameriprise Financial, Inc.	250	35,490
ASX Ltd.	592	28,834
Bank of New York Mellon Corp. (The)	853	44,484
BlackRock, Inc.-Class A	109	52,218
Brookfield Asset Management, Inc.-Class A	1,245	53,196
Charles Schwab Corp. (The)	729	37,026
CI Financial Corp.	2,261	36,384
CITIC Securities Co., Ltd.-Class H	161,000	288,723
CME Group, Inc.-Class A	377	65,873
Credit Suisse Group AG (c)	1,310	19,617
Daiwa Securities Group, Inc.	2,000	11,984
Deutsche Bank AG	1,113	12,547
Deutsche Boerse AG	355	48,990
E*TRADE Financial Corp. (c)	742	43,674
Eaton Vance Corp.	655	34,538
Franklin Resources, Inc.	837	26,566
Goldman Sachs Group, Inc. (The)	162	38,525
Haitong Securities Co., Ltd.-Class H	198,800	175,878
Hargreaves Lansdown PLC	1,868	53,356
Hong Kong Exchanges & Clearing Ltd.	900	25,643
IGM Financial, Inc.	1,289	35,964
Intercontinental Exchange, Inc.	727	55,419
Invesco Ltd.	1,109	26,727
Investec PLC	4,737	31,161
Japan Exchange Group, Inc.	1,100	19,382
Julius Baer Group Ltd. (c)	634	33,641
London Stock Exchange Group PLC	1,249	74,988
Macquarie Group Ltd.	261	24,412
Moody’s Corp.	325	57,856
Morgan Stanley	735	35,890
MSCI, Inc.-Class A	361	65,074
Nasdaq, Inc.	753	71,866
Natixis SA	3,393	22,692
Nomura Holdings, Inc.	2,100	9,620
Northern Trust Corp.	412	44,274
Partners Group Holding AG	68	53,390
Quilter PLC (b)	3,254	5,942
Raymond James Financial, Inc.	418	38,891
S&P Global, Inc.	311	64,393
SBI Holdings, Inc./Japan	1,300	35,834
Schroders PLC	944	37,715
SEI Investments Co.	695	43,841
Singapore Exchange Ltd.	3,300	17,834
St. James’s Place PLC	2,130	31,298
State Street Corp.	421	36,589
T. Rowe Price Group, Inc.	627	72,663
TD Ameritrade Holding Corp.	771	45,157
Thomson Reuters Corp.	1,197	53,237
UBS Group AG (c)	1,814	28,316

		2,392,450

Company	Shares	U.S. $ Value
Consumer Finance - 0.1%
Acom Co., Ltd.	4,000	$16,328
AEON Financial Service Co., Ltd.	800	16,363
Ally Financial, Inc.	1,228	33,009
American Express Co.	516	54,686
Capital One Financial Corp.	376	37,258
Credit Saison Co., Ltd.	900	14,895
Discover Financial Services	568	44,372
Navient Corp.	1,339	18,264
Provident Financial PLC (c)	1,368	12,113
Synchrony Financial	1,033	32,715

		280,003

Diversified Financial Services - 0.3%
AMP Ltd.	3,999	9,615
Berkshire Hathaway, Inc.-Class B (c)	231	48,214
Challenger Ltd./Australia	1,797	14,007
Element Fleet Management Corp.	3,194	17,206
EXOR NV	480	31,233
First Pacific Co., Ltd.	22,000	10,014
Groupe Bruxelles Lambert SA	600	62,981
IHS Markit Ltd. (c)	1,109	60,995
Industrivarden AB-Class C	1,828	39,060
Investor AB-Class B	902	40,722
Jefferies Financial Group, Inc.	1,464	33,994
Kinnevik AB	1,368	44,952
L E Lundbergforetagen AB-Class B	856	28,761
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,500	19,680
Onex Corp.	648	46,487
ORIX Corp.	1,000	16,082
Pargesa Holding SA	691	56,078
Standard Life Aberdeen PLC	13,478	55,460
Voya Financial, Inc.	775	38,804
Wendel SA	294	43,530

		717,875

Insurance - 1.5%
Admiral Group PLC	1,243	33,544
Aegon NV	4,545	27,304
Aflac, Inc.	1,388	64,181
Ageas	832	43,082
AIA Group Ltd.	2,400	20,722
Alleghany Corp.	66	41,698
Allianz SE	222	47,318
Allstate Corp. (The)	643	64,667
American International Group, Inc.	720	38,282
Aon PLC	435	63,319
Arch Capital Group Ltd. (c)	1,779	54,384
Arthur J Gallagher & Co.	958	69,110
Assicurazioni Generali SpA	1,915	31,907
Assurant, Inc.	420	43,184
Aviva PLC	5,185	32,621
Axis Capital Holdings Ltd.	710	40,839
Baloise Holding AG	288	44,260
Brighthouse Financial, Inc. (c)	60	2,491
China Life Insurance Co., Ltd.-Class H	88,000	199,304
Chubb Ltd.	371	50,174
Cincinnati Financial Corp.	705	54,052

Company	Shares	U.S. $ Value
CNP Assurances	1,623	$37,512
Dai-ichi Life Holdings, Inc.	1,000	19,053
Direct Line Insurance Group PLC	8,791	37,767
Everest Re Group Ltd.	214	47,726
Fairfax Financial Holdings Ltd.	85	46,666
Fidelity National Financial, Inc.	1,183	47,438
Gjensidige Forsikring ASA	2,409	40,270
Great-West Lifeco, Inc.	2,017	49,212
Hannover Rueck SE	383	52,600
Hartford Financial Services Group, Inc. (The)	878	44,225
Industrial Alliance Insurance & Financial Services, Inc.	1,008	41,788
Insurance Australia Group Ltd.	3,856	21,430
Intact Financial Corp.	960	76,138
Japan Post Holdings Co., Ltd.	1,600	19,002
Legal & General Group PLC	13,473	44,523
Lincoln National Corp.	446	29,249
Loews Corp.	1,014	51,014
Manulife Financial Corp.	2,171	39,727
Mapfre SA	8,898	26,194
Markel Corp. (c)	39	47,143
Marsh & McLennan Cos., Inc.	753	63,726
Medibank Pvt Ltd.	7,758	16,976
MetLife, Inc.	661	30,333
MS&AD Insurance Group Holdings, Inc.	400	12,292
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	212	45,672
New China Life Insurance Co., Ltd.-Class H	74,000	335,627
NN Group NV	985	42,284
Old Mutual Ltd. (c)	9,763	19,972
Poste Italiane SpA (b)	5,111	39,371
Power Corp. of Canada	1,760	39,448
Power Financial Corp.	1,872	43,651
Principal Financial Group, Inc.	589	32,507
Progressive Corp. (The)	1,147	77,457
Prudential Financial, Inc.	336	33,012
Prudential PLC	1,555	34,964
QBE Insurance Group Ltd.	1,386	10,999
Reinsurance Group of America, Inc.-Class A	376	53,712
RenaissanceRe Holdings Ltd.	388	51,589
RSA Insurance Group PLC	5,407	44,361
Sampo Oyj-Class A	886	45,343
SCOR SE	791	31,976
Sompo Holdings, Inc.	400	17,069
Sony Financial Holdings, Inc.	1,072	21,347
Sun Life Financial, Inc.	1,344	53,420
Suncorp Group Ltd.	1,549	17,274
Swiss Life Holding AG (c)	132	47,812
Swiss Re AG	469	42,196
T&D Holdings, Inc.	1,250	18,993
Tokio Marine Holdings, Inc.	400	18,849
Torchmark Corp.	598	52,576
Travelers Cos., Inc. (The)	464	61,062
Trisura Group Ltd. (c)	7	150
Tryg A/S	1,864	45,840
UnipolSai Assicurazioni SpA	12,165	27,193
Unum Group	830	30,610
Willis Towers Watson PLC	352	51,839
WR Berkley Corp.	735	57,521
XL Group Ltd.	1,187	68,122
Zurich Insurance Group AG	154	46,882

		3,669,147

Company	Shares	U.S. $ Value
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AGNC Investment Corp.	2,408	$45,800
Annaly Capital Management, Inc.	3,658	38,848

		84,648

Thrifts & Mortgage Finance - 0.0%
New York Community Bancorp, Inc.	3,312	35,670

		12,029,040

Information Technology - 3.7%
Communications Equipment - 0.2%
Cisco Systems, Inc.	2,148	102,610
F5 Networks, Inc. (c)	462	87,373
Juniper Networks, Inc.	2,077	59,049
Motorola Solutions, Inc.	840	107,822
Nokia Oyj	5,115	28,549
Palo Alto Networks, Inc. (c)	297	68,652
Telefonaktiebolaget LM Ericsson-Class B	4,594	38,763

		492,818

Electronic Equipment, Instruments & Components - 0.5%
Alps Electric Co., Ltd.	500	15,026
Amphenol Corp.-Class A	1,084	102,525
Arrow Electronics, Inc. (c)	775	60,086
Avnet, Inc.	1,566	75,794
CDW Corp./DE	1,016	88,961
Corning, Inc.	2,176	72,918
Flex Ltd. (c)	3,294	45,424
FLIR Systems, Inc.	1,824	114,438
Hamamatsu Photonics KK	600	24,121
Hexagon AB-Class B	836	49,642
Hirose Electric Co., Ltd.	105	12,478
Hitachi High-Technologies Corp.	500	19,616
Hitachi Ltd.	4,000	26,110
Ingenico Group SA	325	22,848
Keyence Corp.	100	56,611
Kyocera Corp.	400	25,210
Murata Manufacturing Co., Ltd.	100	17,243
Nippon Electric Glass Co., Ltd.	400	12,824
Omron Corp.	500	22,389
Shimadzu Corp.	1,100	32,570
TDK Corp.	300	33,648
TE Connectivity Ltd.	878	80,495
Trimble, Inc. (c)	1,320	55,572
Yaskawa Electric Corp.	1,000	33,574
Yokogawa Electric Corp.	1,200	24,604

		1,124,727

Internet Software & Services - 0.3%
Akamai Technologies, Inc. (c)	806	60,563
Alphabet, Inc.-Class A (c)	78	96,080
Alphabet, Inc.-Class C (c)	76	92,582

Company	Shares	U.S. $ Value
Cars.com, Inc. (c)	283	$7,616
DeNA Co., Ltd.	600	10,374
eBay, Inc. (c)	1,712	59,252
Facebook, Inc.-Class A (c)	387	68,007
Kakaku.com, Inc.	1,400	25,851
MercadoLibre, Inc. (d)	134	45,883
Mixi, Inc.	300	7,345
OneMarket Ltd. (c)	129	98
REA Group Ltd.	310	20,384
Twitter, Inc. (c)	1,866	65,646
United Internet AG	623	32,783
VeriSign, Inc. (c)	824	130,695
Yahoo Japan Corp.	4,600	15,800
Zillow Group, Inc. (c)	848	41,255

		780,214

IT Services - 1.0%
Accenture PLC-Class A	613	103,640
Alliance Data Systems Corp.	215	51,295
Amadeus IT Group SA-Class A	787	72,981
Atos SE	247	29,660
Automatic Data Processing, Inc.	831	121,949
Black Knight, Inc. (c)	362	19,331
Broadridge Financial Solutions, Inc.	1,174	158,654
Capgemini SE	360	46,403
CGI Group, Inc.-Class A (c)	1,595	104,732
Cognizant Technology Solutions Corp.-Class A	1,099	86,194
Computershare Ltd.	1,857	25,692
DXC Technology Co.	635	57,842
Fidelity National Information Services, Inc.	969	104,817
First Data Corp.-Class A (c)	3,401	87,474
Fiserv, Inc. (c)	1,338	107,134
FleetCor Technologies, Inc. (c)	249	53,221
Fujitsu Ltd.	2,000	14,624
Gartner, Inc. (c)	575	86,112
Global Payments, Inc.	567	70,637
International Business Machines Corp.	502	73,533
Mastercard, Inc.-Class A	649	139,898
Nomura Research Institute Ltd.	700	34,803
NTT Data Corp.	2,000	25,664
Obic Co., Ltd.	300	28,165
Otsuka Corp.	600	21,706
Paychex, Inc.	1,472	107,824
PayPal Holdings, Inc. (c)	1,263	116,613
Perspecta, Inc.	317	7,373
Sabre Corp.	2,420	63,186
Total System Services, Inc.	1,066	103,551
Visa, Inc.-Class A	718	105,467
Western Union Co. (The)-Class W	3,117	58,974
Worldpay, Inc.-Class A (c)	1,056	102,844

		2,391,993

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (c)	2,015	50,718
Analog Devices, Inc.	607	60,002

Company	Shares	U.S. $ Value
Applied Materials, Inc.	967	$41,600
ASM Pacific Technology Ltd.	1,400	14,778
ASML Holding NV	269	55,004
Broadcom, Inc.	205	44,901
Infineon Technologies AG	1,599	40,661
Intel Corp.	1,884	91,242
KLA-Tencor Corp.	609	70,772
Lam Research Corp.	384	66,467
Marvell Technology Group Ltd.	2,554	52,817
Maxim Integrated Products, Inc.	1,384	83,690
Microchip Technology, Inc.	789	67,878
Micron Technology, Inc. (c)	1,172	61,553
NVIDIA Corp.	256	71,854
NXP Semiconductors NV (c)	516	48,060
Qorvo, Inc. (c)	444	35,560
QUALCOMM, Inc.	984	67,611
Rohm Co., Ltd.	200	18,069
Skyworks Solutions, Inc.	431	39,350
STMicroelectronics NV	1,365	28,163
Texas Instruments, Inc.	847	95,203
Tokyo Electron Ltd.	100	17,025
Xilinx, Inc.	811	63,120

		1,286,098

Software - 1.0%
Activision Blizzard, Inc.	841	60,636
Adobe Systems, Inc. (c)	449	118,316
ANSYS, Inc. (c)	635	118,097
Autodesk, Inc. (c)	395	60,968
BlackBerry Ltd. (c)	2,745	29,217
CA, Inc.	2,135	93,513
Cadence Design Systems, Inc. (c)	1,796	84,484
CDK Global, Inc.	1,015	63,255
Citrix Systems, Inc. (c)	604	68,868
Constellation Software, Inc./Canada	106	80,827
Dassault Systemes SE	646	104,834
Dell Technologies, Inc.-Class V (c)	758	72,897
Electronic Arts, Inc. (c)	495	56,138
Fortinet, Inc. (c)	1,023	85,687
Gemalto NV (c)	365	21,192
Intuit, Inc.	570	125,098
Konami Holdings Corp.	400	16,731
LINE Corp. (c)	600	27,377
Micro Focus International PLC (Sponsored ADR)	417	7,102
Microsoft Corp.	995	111,768
Nexon Co., Ltd. (c)	2,200	27,610
Nintendo Co., Ltd.	100	35,995
Nuance Communications, Inc. (c)	2,749	44,864
Open Text Corp.	1,658	65,024
Oracle Corp.	1,536	74,619
Oracle Corp. Japan	400	33,524
Red Hat, Inc. (c)	568	83,911
Sage Group PLC (The)	5,404	41,801
salesforce.com, Inc. (c)	534	81,531
SAP SE	466	55,942

Company	Shares	U.S. $ Value
ServiceNow, Inc. (c)	428	$84,042
Splunk, Inc. (c)	575	73,686
Symantec Corp.	1,835	36,994
Synopsys, Inc. (c)	974	99,485
Trend Micro, Inc./Japan	400	25,151
VMware, Inc.-Class A (c)	527	80,768
Workday, Inc.-Class A (c)	384	59,343

		2,411,295

Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc.	407	92,645
Brother Industries Ltd.	900	18,463
Canon, Inc.	900	28,878
FUJIFILM Holdings Corp.	600	25,343
Hewlett Packard Enterprise Co.	3,043	50,301
HP, Inc.	2,579	63,572
Konica Minolta, Inc.	2,400	24,407
NEC Corp.	700	19,326
NetApp, Inc.	1,082	93,928
Ricoh Co., Ltd.	2,300	24,107
Seagate Technology PLC	978	52,362
Seiko Epson Corp.	900	15,382
Western Digital Corp.	465	29,407
Xerox Corp.	1,717	47,836

		585,957

		9,073,102

Industrials - 3.0%
Aerospace & Defense - 0.4%
Airbus SE	181	22,343
Arconic, Inc.	824	18,441
BAE Systems PLC	2,639	20,766
Boeing Co. (The)	219	75,071
Bombardier, Inc.-Class B (c)	7,317	24,166
CAE, Inc.	2,809	56,072
Cobham PLC (c)	9,287	15,010
Dassault Aviation SA	11	20,460
General Dynamics Corp.	241	46,609
Harris Corp.	675	109,694
Huntington Ingalls Industries, Inc.	180	44,005
L3 Technologies, Inc.	265	56,636
Leonardo SpA	684	7,660
Lockheed Martin Corp.	198	63,441
Meggitt PLC	2,664	18,616
Northrop Grumman Corp.	198	59,101
Raytheon Co.	297	59,234
Rockwell Collins, Inc.	452	61,449
Rolls-Royce Holdings PLC (c)	1,271	16,570
Safran SA	174	22,609
Singapore Technologies Engineering Ltd.	4,200	10,213
Textron, Inc.	720	49,702
Thales SA	192	27,062
TransDigm Group, Inc. (c)	93	32,550
United Technologies Corp.	418	55,051

		992,531

Company	Shares	U.S. $ Value
Air Freight & Logistics - 0.1%
Bollore SA	3,319	$15,908
CH Robinson Worldwide, Inc.	534	51,307
Deutsche Post AG	500	18,184
Expeditors International of Washington, Inc.	744	54,520
FedEx Corp.	189	46,107
Kuehne & Nagel International AG	139	22,441
Royal Mail PLC	3,581	20,824
United Parcel Service, Inc.-Class B	471	57,876
Yamato Holdings Co., Ltd.	400	11,893

		299,060

Airlines - 0.1%
American Airlines Group, Inc.	507	20,523
ANA Holdings, Inc.	400	13,844
Cathay Pacific Airways Ltd.	8,000	11,927
Delta Air Lines, Inc.	566	33,100
Deutsche Lufthansa AG	656	17,140
easyJet PLC	784	15,531
International Consolidated Airlines Group SA	1,885	16,920
Japan Airlines Co., Ltd.	400	14,415
Qantas Airways Ltd.	2,474	11,453
Singapore Airlines Ltd.	1,500	10,707
Southwest Airlines Co.	528	32,366
United Continental Holdings, Inc. (c)	315	27,537

		225,463

Building Products - 0.1%
AGC, Inc./Japan	200	8,001
AO Smith Corp.	711	41,295
Assa Abloy AB-Class B	848	17,293
Cie de Saint-Gobain	254	10,952
Daikin Industries Ltd.	100	12,742
Fortune Brands Home & Security, Inc.	681	36,079
Geberit AG	50	22,738
Johnson Controls International PLC	1,024	38,676
LIXIL Group Corp.	400	7,836
Masco Corp.	1,061	40,286
TOTO Ltd.	300	12,674

		248,572

Commercial Services & Supplies - 0.2%
Babcock International Group PLC	1,434	13,273
Brambles Ltd.	1,685	13,308
Cintas Corp.	386	82,361
Dai Nippon Printing Co., Ltd.	500	11,215
Edenred	463	17,692
G4S PLC	3,969	12,846
ISS A/S	413	14,468
Park24 Co., Ltd.	400	11,722
Republic Services, Inc.-Class A	966	70,866
Secom Co., Ltd.	200	16,446
Securitas AB-Class B	1,405	25,004
Societe BIC SA	160	14,811
Sohgo Security Services Co., Ltd.	200	8,794
Stericycle, Inc. (c)	372	22,949
Toppan Printing Co., Ltd.	1,000	7,794
Waste Connections, Inc.	891	70,737
Waste Management, Inc.	916	83,264

		497,550

Company	Shares	U.S. $ Value
Construction & Engineering - 0.5%
ACS Actividades de Construccion y Servicios SA	452	$18,804
Boskalis Westminster	549	15,711
Bouygues SA	319	14,101
China Communications Construction Co., Ltd.-Class H	248,000	246,409
China Railway Construction Corp., Ltd.-Class H	224,500	271,584
China Railway Group Ltd.-Class H	360,000	311,141
CIMIC Group Ltd.	319	11,314
Eiffage SA	192	21,630
Epiroc AB-Class A (c)	436	4,529
Epiroc AB-Class B (c)	520	4,973
Ferrovial SA	967	20,881
Fluor Corp.	716	41,106
HOCHTIEF AG	79	12,822
Jacobs Engineering Group, Inc.	615	44,704
JGC Corp.	700	14,086
Kajima Corp.	2,000	14,382
Obayashi Corp.	1,000	9,362
Orascom Construction Ltd.	173	1,348
Shimizu Corp.	1,000	8,738
Skanska AB-Class B	763	14,328
SNC-Lavalin Group, Inc.	1,097	44,157
Taisei Corp.	400	17,866
Vinci SA	175	16,722

		1,180,698

Electrical Equipment - 0.2%
ABB Ltd.	788	18,559
Acuity Brands, Inc.	140	21,398
AMETEK, Inc.	672	51,717
Eaton Corp. PLC	547	45,478
Emerson Electric Co.	688	52,790
Fuji Electric Co., Ltd.	2,000	16,111
Legrand SA	296	22,302
Mabuchi Motor Co., Ltd.	200	8,283
Mitsubishi Electric Corp.	700	9,450
Nidec Corp.	100	14,476
nVent Electric PLC	481	13,511
OSRAM Licht AG	209	9,381
Prysmian SpA	537	13,848
Rockwell Automation, Inc.	235	42,526
Schneider Electric SE	198	16,090
Sensata Technologies Holding PLC (c)	858	45,431
Vestas Wind Systems A/S	152	10,661

		412,012

Industrial Conglomerates - 0.1%
3M Co.	284	59,901
CK Hutchison Holdings Ltd.	1,184	13,650
DCC PLC	173	15,618
General Electric Co.	1,596	20,652
Honeywell International, Inc.	378	60,125
Jardine Matheson Holdings Ltd.	200	12,631
Jardine Strategic Holdings Ltd.	300	10,893

Company	Shares	U.S. $ Value
Keihan Holdings Co., Ltd.	400	$14,675
Keppel Corp., Ltd.	2,400	11,425
NWS Holdings Ltd.	5,257	9,370
Roper Technologies, Inc.	184	54,900
Seibu Holdings, Inc.	600	10,805
Sembcorp Industries Ltd.	4,900	9,752
Siemens AG	118	15,317
Smiths Group PLC	1,381	28,914
Toshiba Corp. (c)	2,000	5,960

		354,588

Machinery - 0.5%
AGCO Corp.	496	29,591
Alfa Laval AB	849	22,759
Alstom SA	518	22,845
Amada Holdings Co., Ltd.	900	9,619
ANDRITZ AG	354	20,975
Atlas Copco AB-Class A	436	12,429
Atlas Copco AB-Class B SHS	520	13,753
Caterpillar, Inc.	323	44,849
CNH Industrial NV	1,193	14,274
Cummins, Inc.	221	31,338
Deere & Co.	289	41,558
Dover Corp.	428	36,752
FANUC Corp.	100	19,608
Flowserve Corp.	599	31,220
Fortive Corp.	674	56,603
GEA Group AG	378	14,358
Hino Motors Ltd.	900	9,476
Hitachi Construction Machinery Co., Ltd.	400	11,955
Hoshizaki Corp.	100	9,471
IHI Corp.	200	6,984
Illinois Tool Works, Inc.	349	48,469
IMI PLC	1,187	18,637
Ingersoll-Rand PLC	469	47,505
JTEKT Corp.	700	9,799
Kawasaki Heavy Industries Ltd.	300	8,203
Komatsu Ltd.	400	11,341
Kone Oyj-Class B	326	17,601
Kubota Corp.	700	10,941
Kurita Water Industries Ltd.	400	11,873
Makita Corp.	300	13,601
MAN SE	62	6,739
Metso Oyj	392	13,767
Middleby Corp. (The) (c)	251	30,507
MINEBEA MITSUMI, Inc.	500	9,377
MISUMI Group, Inc.	500	12,883
Mitsubishi Heavy Industries Ltd.	300	11,131
Nabtesco Corp.	400	10,425
NGK Insulators Ltd.	600	9,764
NSK Ltd.	600	6,801
PACCAR, Inc.	502	34,347
Parker-Hannifin Corp.	211	37,052
Pentair PLC	481	20,914
Sandvik AB	907	15,877
Schindler Holding AG	78	18,593
Schindler Holding AG	81	18,707
SKF AB-Class B	706	13,571
Snap-on, Inc.	233	41,190
Stanley Black & Decker, Inc.	329	46,234

Company	Shares	U.S. $ Value
Sumitomo Heavy Industries Ltd.	400	$13,015
THK Co., Ltd.	400	10,708
Volvo AB-Class B	910	15,677
WABCO Holdings, Inc. (c)	273	33,601
Wabtec Corp./DE	449	48,636
Wartsila Oyj Abp	732	15,455
Weir Group PLC (The)	503	12,239
Xylem, Inc./NY	796	60,424
Yangzijiang Shipbuilding Holdings Ltd.	12,600	9,825
Zardoya Otis SA	1,731	16,120

		1,251,966

Marine - 0.0%
AP Moller-Maersk A/S-Class A	10	14,440
AP Moller-Maersk A/S-Class B	9	13,948
Mitsui OSK Lines Ltd.	300	8,059
Nippon Yusen KK	500	9,420

		45,867

Professional Services - 0.3%
Adecco Group AG	233	14,261
Bureau Veritas SA	963	24,777
Capita PLC	1,612	3,111
CoStar Group, Inc. (c)	287	126,900
Dun & Bradstreet Corp. (The)	311	44,448
Equifax, Inc.	383	51,311
Experian PLC	1,125	28,017
Intertek Group PLC	254	16,931
ManpowerGroup, Inc.	340	31,868
Nielsen Holdings PLC	827	21,502
Randstad NV	258	16,188
Recruit Holdings Co., Ltd.	600	18,289
RELX NV	1,139	25,258
RELX PLC	1,122	24,920
Robert Half International, Inc.	701	54,804
SEEK Ltd.	867	14,021
SGS SA	10	26,323
Verisk Analytics, Inc.-Class A (c)	637	75,860
Wolters Kluwer NV	490	31,087

		649,876

Road & Rail - 0.2%
AMERCO	94	35,240
Aurizon Holdings Ltd.	2,894	8,761
Canadian National Railway Co.	661	58,786
Canadian Pacific Railway Ltd.	280	58,894
Central Japan Railway Co.	84	16,865
ComfortDelGro Corp., Ltd.	6,300	10,503
CSX Corp.	526	39,008
DSV A/S	295	27,702
East Japan Railway Co.	200	18,084
Hankyu Hanshin Holdings, Inc.	300	10,699
JB Hunt Transport Services, Inc.	438	52,888
Kansas City Southern	333	38,615
Keikyu Corp.	500	8,640
Keio Corp.	200	9,912
Keisei Electric Railway Co., Ltd.	400	13,416
Kintetsu Group Holdings Co., Ltd.	300	11,767

Company	Shares	U.S. $ Value
MTR Corp., Ltd.	3,000	$15,463
Nagoya Railroad Co., Ltd.	400	9,114
Nippon Express Co., Ltd.	200	12,521
Norfolk Southern Corp.	311	54,064
Odakyu Electric Railway Co., Ltd.	600	12,968
Tobu Railway Co., Ltd.	400	11,152
Tokyu Corp.	1,000	16,476
Union Pacific Corp.	324	48,801
West Japan Railway Co.	218	14,618

		614,957

Trading Companies & Distributors - 0.2%
AerCap Holdings NV (c)	317	18,059
Ashtead Group PLC	560	17,184
Brenntag AG	322	19,410
Bunzl PLC	677	21,078
Fastenal Co.	755	44,062
Ferguson PLC	296	23,754
Finning International, Inc.	1,846	42,903
ITOCHU Corp.	1,000	17,474
Marubeni Corp.	2,200	18,026
Mitsubishi Corp.	600	17,110
Mitsui & Co., Ltd.	1,100	18,325
Rexel SA	970	15,264
Sumitomo Corp.	1,000	16,216
Toyota Tsusho Corp.	400	13,627
Travis Perkins PLC	782	11,686
United Rentals, Inc. (c)	195	30,395
WW Grainger, Inc.	196	69,398

		413,971

Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA (c)	1,446	30,816
Aena SME SA (b)	131	23,169
Aeroports de Paris	132	29,042
Atlantia SpA	613	12,777
Auckland International Airport Ltd.	2,334	11,036
Fraport AG Frankfurt Airport Services Worldwide	264	23,731
Getlink	1,705	21,479
Hutchison Port Holdings Trust	27,300	6,688
Japan Airport Terminal Co., Ltd.	300	13,426
Kamigumi Co., Ltd.	500	10,147
Macquarie Infrastructure Corp.	570	26,813
Mitsubishi Logistics Corp.	500	11,440
SATS Ltd.	2,900	10,708
Sydney Airport	2,782	14,445
Transurban Group (e)(f)	1,694	14,670

		260,387

		7,447,498

Health Care - 3.0%
Biotechnology - 0.3%
AbbVie, Inc.	784	75,248
Alexion Pharmaceuticals, Inc. (c)	232	28,360
Alkermes PLC (c)	331	14,842
Amgen, Inc.	320	63,939

Company	Shares	U.S. $ Value
Biogen, Inc. (c)	169	$59,740
BioMarin Pharmaceutical, Inc. (c)	341	34,093
Celgene Corp. (c)	350	33,058
CSL Ltd.	450	73,771
Genmab A/S (c)	279	48,422
Gilead Sciences, Inc.	703	53,238
Grifols SA	2,271	66,773
Idorsia Ltd. (c)	213	5,386
Incyte Corp. (c)	189	13,969
Regeneron Pharmaceuticals, Inc. (c)	66	26,846
Seattle Genetics, Inc. (c)	303	23,258
United Therapeutics Corp. (c)	217	26,689
Vertex Pharmaceuticals, Inc. (c)	246	45,362

		692,994

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories	1,269	84,820
Align Technology, Inc. (c)	301	116,334
Arjo AB-Class B	2,759	9,171
Baxter International, Inc.	1,040	77,345
Becton Dickinson and Co.	362	94,797
Boston Scientific Corp. (c)	1,769	62,906
Cochlear Ltd.	378	58,778
Coloplast A/S-Class B	742	79,564
Cooper Cos., Inc. (The)	246	62,922
CYBERDYNE, Inc. (c)	3,000	23,596
Danaher Corp.	776	80,347
DENTSPLY SIRONA, Inc.	989	39,481
DexCom, Inc. (c)	430	62,083
Edwards Lifesciences Corp. (c)	320	46,157
Essilor International Cie Generale d’Optique SA	493	71,236
Getinge AB-Class B	2,759	32,868
Hologic, Inc. (c)	1,129	44,889
Hoya Corp.	800	46,744
IDEXX Laboratories, Inc. (c)	330	83,833
Intuitive Surgical, Inc. (c)	183	102,480
Koninklijke Philips NV	479	21,403
Medtronic PLC	683	65,848
Olympus Corp.	900	36,616
ResMed, Inc.	778	86,677
Smith & Nephew PLC	4,175	73,680
Sonova Holding AG	433	82,126
Stryker Corp.	486	82,343
Sysmex Corp.	700	60,701
Teleflex, Inc.	270	66,806
Terumo Corp.	1,000	55,128
Varian Medical Systems, Inc. (c)	475	53,210
William Demant Holding A/S (c)	2,432	99,143
Zimmer Biomet Holdings, Inc.	375	46,361

		2,110,393

Health Care Providers & Services - 0.7%
Aetna, Inc.	367	73,499
Alfresa Holdings Corp.	2,100	52,640
AmerisourceBergen Corp.-Class A	482	43,366

Company	Shares	U.S. $ Value
Anthem, Inc.	274	$72,536
Cardinal Health, Inc.	702	36,637
Centene Corp. (c)	478	70,017
Cigna Corp.	335	63,094
CVS Health Corp.	854	64,255
DaVita, Inc. (c)	632	43,791
Envision Healthcare Corp. (c)	549	24,903
Express Scripts Holding Co. (c)	647	56,949
Fresenius Medical Care AG & Co. KGaA	755	76,414
Fresenius SE & Co. KGaA	693	52,925
HCA Healthcare, Inc.	514	68,933
Healthscope Ltd.	25,489	40,216
Henry Schein, Inc. (c)	702	54,531
Humana, Inc.	169	56,321
Laboratory Corp. of America Holdings (c)	407	70,358
McKesson Corp.	241	31,029
Mediclinic International PLC	5,230	33,492
Medipal Holdings Corp.	2,200	44,369
MEDNAX, Inc. (c)	637	30,162
Miraca Holdings, Inc.	900	24,859
Patterson Cos., Inc. (d)	1,039	23,429
Quest Diagnostics, Inc.	556	61,149
Ramsay Health Care Ltd.	768	30,786
Ryman Healthcare Ltd.	6,840	63,751
Sonic Healthcare Ltd.	2,611	49,289
Suzuken Co. Ltd./Aichi Japan	1,300	59,034
UnitedHealth Group, Inc.	310	83,223
Universal Health Services, Inc.-Class B	362	47,118

		1,603,075

Health Care Technology - 0.0%
Cerner Corp. (c)	701	45,642
M3, Inc.	1,500	66,077

		111,719

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	816	55,113
Eurofins Scientific SE	116	65,568
Illumina, Inc. (c)	183	64,934
IQVIA Holdings, Inc. (c)	646	82,100
Lonza Group AG (c)	278	89,482
Mettler-Toledo International, Inc. (c)	105	61,368
QIAGEN NV (c)	1,521	58,969
Thermo Fisher Scientific, Inc.	346	82,729
Waters Corp. (c)	286	54,191

		614,454

Pharmaceuticals - 0.9%
Allergan PLC	688	131,896
Astellas Pharma, Inc.	3,100	52,556
AstraZeneca PLC	729	55,020
Bausch Health Cos., Inc. (c)	834	19,262
Bayer AG	526	49,089
Bristol-Myers Squibb Co.	870	52,679
Chugai Pharmaceutical Co., Ltd.	1,000	57,928

Company	Shares	U.S. $ Value
Daiichi Sankyo Co., Ltd.	2,000	$78,063
Eisai Co., Ltd.	700	63,390
Eli Lilly & Co.	693	73,215
GlaxoSmithKline PLC	3,649	73,903
Hikma Pharmaceuticals PLC	2,641	67,650
Hisamitsu Pharmaceutical Co., Inc.	800	58,440
Jazz Pharmaceuticals PLC (c)	223	38,115
Johnson & Johnson	554	74,618
Kyowa Hakko Kirin Co., Ltd.	2,200	39,024
Mallinckrodt PLC (c)	476	16,403
Merck & Co., Inc.	863	59,193
Merck KGaA	536	56,322
Mitsubishi Tanabe Pharma Corp.	1,800	30,022
Mylan NV (c)	1,027	40,187
Novartis AG	923	76,574
Novo Nordisk A/S-Class B	1,284	63,206
Ono Pharmaceutical Co., Ltd.	1,900	49,920
Orion Oyj-Class B	948	34,864
Otsuka Holdings Co., Ltd.	900	42,224
Perrigo Co. PLC	428	32,746
Pfizer, Inc.	2,016	83,704
Roche Holding AG	268	66,452
Sanofi	604	51,868
Santen Pharmaceutical Co., Ltd.	3,000	46,200
Shionogi & Co., Ltd.	700	40,683
Shire PLC	706	41,295
Sumitomo Dainippon Pharma Co., Ltd.	2,600	55,326
Taisho Pharmaceutical Holdings Co., Ltd.	500	54,196
Takeda Pharmaceutical Co., Ltd.	1,000	41,661
UCB SA	558	51,079
Vifor Pharma AG	380	69,979
Zoetis, Inc.	996	90,238

		2,179,190

		7,311,825

Consumer Discretionary - 2.7%
Auto Components - 0.2%
Aisin Seiki Co., Ltd.	300	13,876
Aptiv PLC	302	26,579
Autoliv, Inc. (d)	287	25,569
BorgWarner, Inc.	633	27,706
Bridgestone Corp.	500	18,390
Cie Generale des Etablissements Michelin SCA-Class B	199	23,553
Continental AG	107	19,617
Delphi Technologies PLC	100	3,523
Denso Corp.	400	19,272
GKN PLC (e)(f)	5,805	34,446
Goodyear Tire & Rubber Co. (The)	816	18,515
Koito Manufacturing Co., Ltd.	300	18,544
Lear Corp.	199	32,278
Linamar Corp.	630	27,701
Magna International, Inc.-Class A	729	39,472
NGK Spark Plug Co., Ltd.	700	19,900
NOK Corp.	700	13,366
Nokian Renkaat Oyj	578	23,863
Schaeffler AG (Preference Shares)	1,288	17,484
Stanley Electric Co., Ltd.	500	17,294

Company	Shares	U.S. $ Value
Sumitomo Electric Industries Ltd.	900	$14,234
Sumitomo Rubber Industries Ltd.	800	11,857
Toyoda Gosei Co., Ltd.	600	14,970
Toyota Industries Corp.	300	16,987
Valeo SA	282	12,799
Veoneer, Inc. (c)(d)	287	14,333
Yokohama Rubber Co., Ltd. (The)	700	14,704

		540,832

Automobiles - 0.2%
Bayerische Motoren Werke AG	252	24,395
Bayerische Motoren Werke AG (Preference Shares)	288	24,151
Daimler AG	349	22,570
Ferrari NV	303	39,670
Fiat Chrysler Automobiles NV (c)	1,290	21,839
Ford Motor Co.	2,754	26,108
General Motors Co.	869	31,328
Harley-Davidson, Inc.	457	19,477
Honda Motor Co., Ltd.	700	20,736
Isuzu Motors Ltd.	1,200	17,324
Mazda Motor Corp.	1,000	11,575
Mitsubishi Motors Corp.	2,200	15,680
Nissan Motor Co., Ltd.	2,100	19,672
Peugeot SA	996	27,444
Porsche Automobil Holding SE (Preference Shares)	377	23,853
Renault SA	203	17,533
Subaru Corp.	400	11,881
Suzuki Motor Corp.	300	19,503
Tesla, Inc. (c)(d)	54	16,290
Toyota Motor Corp.	300	18,676
Volkswagen AG	151	24,306
Volkswagen AG (Preference Shares)	138	22,559
Yamaha Motor Co., Ltd.	600	15,198

		491,768

Distributors - 0.0%
Genuine Parts Co.	435	43,435
Jardine Cycle & Carriage Ltd.	400	9,453
LKQ Corp. (c)	877	30,274

		83,162

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	400	12,486
H&R Block, Inc.	830	22,460

		34,946

Hotels, Restaurants & Leisure - 0.5%
Accor SA	515	25,793
Aramark	1,174	48,228
Aristocrat Leisure Ltd.	960	21,837
Carnival Corp.	557	34,250
Carnival PLC	409	24,599
Chipotle Mexican Grill, Inc.-Class A (c)	57	27,085
Compass Group PLC	1,758	37,852
Crown Resorts Ltd.	1,793	18,336

Company	Shares	U.S. $ Value
Darden Restaurants, Inc.	368	$42,703
Domino’s Pizza Enterprises Ltd.	317	12,351
Domino’s Pizza, Inc.	151	45,083
Flight Centre Travel Group Ltd.	539	22,633
Galaxy Entertainment Group Ltd.	3,000	22,221
Genting Singapore Ltd.	17,400	13,565
Hilton Worldwide Holdings, Inc.	532	41,294
InterContinental Hotels Group PLC	495	30,568
Las Vegas Sands Corp.	477	31,205
Marriott International, Inc./MD-Class A	350	44,264
McDonald’s Corp.	324	52,563
McDonald’s Holdings Co. Japan Ltd.	400	17,568
Melco Resorts & Entertainment Ltd. (ADR)	460	10,985
Merlin Entertainments PLC (b)	4,383	21,149
MGM China Holdings Ltd.	6,400	12,084
MGM Resorts International	769	22,293
Norwegian Cruise Line Holdings Ltd. (c)	485	26,001
Oriental Land Co., Ltd./Japan	300	32,128
Paddy Power Betfair PLC	223	20,320
Restaurant Brands International, Inc.	668	38,314
Royal Caribbean Cruises Ltd.	277	33,955
Sands China Ltd.	3,600	17,591
Shangri-La Asia Ltd.	10,000	15,434
SJM Holdings Ltd.	16,000	18,115
Sodexo SA	224	23,361
Starbucks Corp.	666	35,598
Tabcorp Holdings Ltd.	8,286	28,647
TUI AG	1,641	30,290
Whitbread PLC	504	30,046
William Hill PLC	6,112	20,421
Wyndham Destinations, Inc.	277	12,243
Wyndham Hotels & Resorts, Inc.	277	15,720
Wynn Macau Ltd.	6,800	18,946
Wynn Resorts Ltd.	179	26,553
Yum! Brands, Inc.	630	54,741

		1,178,933

Household Durables - 0.3%
Auto Trader Group PLC (b)	4,579	26,697
Barratt Developments PLC	2,559	18,004
Berkeley Group Holdings PLC	550	26,016
Casio Computer Co., Ltd.	900	14,448
DR Horton, Inc.	836	37,210
Electrolux AB-Class B	748	16,690
Garmin Ltd.	605	41,225
Husqvarna AB-Class B	2,521	20,045
Iida Group Holdings Co., Ltd.	900	16,608
Leggett & Platt, Inc.	679	30,854
Lennar Corp.-Class A	555	28,677
Lennar Corp.-Class B	11	464
Mohawk Industries, Inc. (c)	156	29,888
Newell Brands, Inc.	610	13,249
Nikon Corp.	1,200	22,961
Panasonic Corp.	1,400	16,677
Persimmon PLC	763	24,139
PulteGroup, Inc.	1,261	35,245
Rinnai Corp.	200	14,879
SEB SA	162	30,216
Sekisui Chemical Co., Ltd.	800	13,898

Company	Shares	U.S. $ Value
Sekisui House Ltd.	1,100	$17,938
Sharp Corp./Japan	200	4,744
Sony Corp.	500	28,431
Taylor Wimpey PLC	9,372	20,387
Techtronic Industries Co., Ltd.	3,500	21,428
Toll Brothers, Inc.	690	24,999
Whirlpool Corp.	167	20,872

		616,889

Internet & Direct Marketing Retail - 0.1%
Amazon.com, Inc. (c)	29	58,369
Booking Holdings, Inc. (c)	17	33,176
Expedia Group, Inc.	215	28,057
Netflix, Inc. (c)	129	47,431
Qurate Retail, Inc. (c)	1,207	25,094
Rakuten, Inc.	1,299	9,932
Start Today Co., Ltd.	600	20,645
TripAdvisor, Inc. (c)	426	23,136
Zalando SE (b) (c)	491	25,827

		271,667

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	400	15,502
Hasbro, Inc.	367	36,447
Mattel, Inc. (d)	1,058	16,325
Polaris Industries, Inc.	248	26,896
Sankyo Co., Ltd.	400	15,311
Sega Sammy Holdings, Inc.	1,100	17,731
Shimano, Inc.	100	15,430
Yamaha Corp.	400	19,093

		162,735

Media - 0.5%
ALTICE EUROPE NV-Class A (c)	704	2,118
ALTICE EUROPE NV-Class B (c)	1,011	3,037
Altice USA, Inc.-Class A	714	12,793
Axel Springer SE	600	43,589
CBS Corp.-Class B	447	23,700
Charter Communications, Inc.-Class A (c)	83	25,763
Comcast Corp.-Class A	824	30,480
Dentsu, Inc.	300	14,007
Discovery, Inc.-Class A (c)(d)	1,012	28,164
Discovery, Inc.-Class C (c)	1,427	36,588
DISH Network Corp.-Class A (c)	282	9,969
Eutelsat Communications SA	1,132	26,805
Hakuhodo DY Holdings, Inc.	1,100	18,559
I-CABLE Communications Ltd. (c)	2,936	33
Interpublic Group of Cos., Inc. (The)	1,393	32,527
ITV PLC	7,799	16,316
JCDecaux SA	889	29,286
Lagardere SCA	819	24,194
Liberty Broadband Corp. (c)	346	28,057
Liberty Global PLC (c)	1,811	46,887
Liberty Global PLC-Class A (c)	813	21,796
Liberty Latin America Ltd.-Class C (c)	937	18,393

Company	Shares	U.S. $ Value
Liberty Media Corp.-Liberty SiriusXM-Class A (c)	944	$44,123
Liberty Media Corp.-Liberty SiriusXM-Class C (c)	700	32,928
Modern Times Group MTG AB-Class B	65	2,329
News Corp.-Class A	2,510	32,806
Omnicom Group, Inc.	460	31,887
Pearson PLC	1,740	20,692
ProSiebenSat.1 Media SE	638	16,772
Publicis Groupe SA	351	22,445
RTL Group SA	319	23,923
Schibsted ASA	973	34,883
Schibsted ASA-Class B	1,054	34,196
SES SA	1,380	27,680
Shaw Communications, Inc.-Class B	2,404	48,485
Singapore Press Holdings Ltd.	6,100	12,449
Sirius XM Holdings, Inc.	4,633	32,894
Sky PLC	1,340	26,762
TEGNA, Inc.	850	9,894
Telenet Group Holding NV (c)	522	28,555
Toho Co., Ltd./Tokyo	500	15,345
Twenty-First Century Fox, Inc.-Class A	1,016	46,126
Twenty-First Century Fox, Inc.-Class B	1,020	45,798
Viacom, Inc.-Class B	642	18,798
Vivendi SA	1,098	28,538
Walt Disney Co. (The)	397	44,472
WPP PLC	1,472	24,413

		1,200,254

Multiline Retail - 0.2%
Canadian Tire Corp., Ltd.-Class A	300	37,533
Dollar General Corp.	382	41,153
Dollar Tree, Inc. (c)	304	24,475
Dollarama, Inc.	1,356	51,279
Don Quijote Holdings Co., Ltd.	400	19,414
Harvey Norman Holdings Ltd.	3,556	9,211
Isetan Mitsukoshi Holdings Ltd.	1,500	16,957
J Front Retailing Co., Ltd.	1,000	14,210
Kohl’s Corp.	485	38,368
Macy’s, Inc.	699	25,548
Marks & Spencer Group PLC	4,897	19,159
Marui Group Co., Ltd.	900	19,874
Next PLC	400	28,560
Nordstrom, Inc.	496	31,174
Ryohin Keikaku Co., Ltd.	100	29,694
Takashimaya Co., Ltd.	1,000	16,142
Target Corp.	562	49,175

		471,926

Specialty Retail - 0.3%
ABC-Mart, Inc.	300	16,353
Advance Auto Parts, Inc.	173	28,377
AutoNation, Inc. (c)	587	26,620
AutoZone, Inc. (c)	47	36,043
Bed Bath & Beyond, Inc.	660	11,840
Best Buy Co., Inc.	397	31,585
CarMax, Inc. (c)	276	21,542
CECONOMY AG	963	7,323
Dick’s Sporting Goods, Inc.	553	20,704
Dixons Carphone PLC	4,868	10,457

Company	Shares	U.S. $ Value
Dufry AG (c)	127	$15,719
Foot Locker, Inc.	407	20,065
Gap, Inc. (The)	852	25,858
Hennes & Mauritz AB-Class B	936	12,612
Hikari Tsushin, Inc.	100	18,893
Home Depot, Inc. (The)	245	49,189
Industria de Diseno Textil SA	757	22,876
Kingfisher PLC	6,282	22,332
L Brands, Inc.	409	10,810
Lowe’s Cos., Inc.	362	39,368
Nitori Holdings Co., Ltd.	100	15,173
O’Reilly Automotive, Inc. (c)	119	39,915
Ross Stores, Inc.	451	43,197
Shimamura Co., Ltd.	100	9,240
Signet Jewelers Ltd.	287	18,425
Tiffany & Co.	315	38,635
TJX Cos., Inc. (The)	528	58,064
Tractor Supply Co.	570	50,320
Ulta Salon Cosmetics & Fragrance, Inc. (c)	91	23,660
USS Co., Ltd.	700	13,186
Yamada Denki Co., Ltd.	3,500	17,347

		775,728

Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	138	34,435
Asics Corp.	900	13,454
Burberry Group PLC	981	28,511
Christian Dior SE	102	44,008
Cie Financiere Richemont SA	285	25,166
Gildan Activewear, Inc.	1,287	37,929
Hanesbrands, Inc.	1,331	23,346
Hermes International	67	43,619
HUGO BOSS AG	261	20,843
Kering SA	75	40,850
Li & Fung Ltd.	38,000	10,800
Lululemon Athletica, Inc. (c)	362	56,085
Luxottica Group SpA	509	33,751
LVMH Moet Hennessy Louis Vuitton SE	90	31,550
Michael Kors Holdings Ltd. (c)	474	34,422
NIKE, Inc.-Class B	676	55,567
Pandora A/S	240	14,339
Puma SE	6	3,287
PVH Corp.	229	32,784
Ralph Lauren Corp.	379	50,335
Swatch Group AG (The)	56	23,855
Swatch Group AG (The)	301	24,374
Tapestry, Inc.	597	30,262
Under Armour, Inc.-Class A (c)	1,122	22,945
Under Armour, Inc.-Class C (c)(d)	1,242	23,561
VF Corp.	576	53,067
Yue Yuen Industrial Holdings Ltd.	3,500	9,703

		822,848

		6,651,688

Company	Shares	U.S. $ Value
Consumer Staples - 2.6%
Beverages - 0.5%
Anheuser-Busch InBev SA/NV	336	$31,330
Asahi Group Holdings Ltd.	900	40,642
Brown-Forman Corp.-Class B	1,553	81,098
Carlsberg A/S-Class B	434	53,007
Coca-Cola Amatil Ltd.	5,133	34,741
Coca-Cola Bottlers Japan Holdings, Inc.	1,200	34,015
Coca-Cola Co. (The)	2,349	104,695
Coca-Cola European Partners PLC	1,012	42,819
Coca-Cola HBC AG (c)	1,304	44,649
Constellation Brands, Inc.-Class A	321	66,832
Diageo PLC	1,525	53,336
Heineken Holding NV	450	42,936
Heineken NV	502	49,662
Keurig Dr Pepper, Inc.	924	21,067
Kirin Holdings Co., Ltd.	1,800	44,482
Molson Coors Brewing Co.-Class B	775	51,723
Monster Beverage Corp. (c)	1,264	76,965
PepsiCo, Inc.	845	94,648
Pernod Ricard SA	347	54,774
Remy Cointreau SA	337	47,182
Suntory Beverage & Food Ltd.	800	32,769
Treasury Wine Estates Ltd.	645	9,066

		1,112,438

Food & Staples Retailing - 0.7%
Aeon Co., Ltd.	2,800	60,635
Alimentation Couche-Tard, Inc.-Class B	1,687	80,769
Carrefour SA	1,249	22,349
Casino Guichard Perrachon SA	448	14,271
Colruyt SA	915	54,393
Costco Wholesale Corp.	505	117,731
Distribuidora Internacional de Alimentacion SA	6,300	14,936
Empire Co., Ltd.-Class A	3,731	71,132
FamilyMart UNY Holdings Co., Ltd.	600	52,280
George Weston Ltd.	1,022	79,599
ICA Gruppen AB	1,334	40,633
J Sainsbury PLC	10,711	45,087
Jeronimo Martins SGPS SA	2,095	31,349
Koninklijke Ahold Delhaize NV	1,925	46,892
Kroger Co. (The)	1,741	54,841
Lawson, Inc.	700	41,046
Loblaw Cos., Ltd.	1,937	100,190
METRO AG	963	15,045
Metro, Inc.	3,499	109,555
Rite Aid Corp. (c)(d)	1,822	2,496
Seven & i Holdings Co., Ltd.	900	36,598
Sundrug Co., Ltd.	900	32,296
Sysco Corp.	1,355	101,381
Tesco PLC	14,259	45,566
Tsuruha Holdings, Inc.	300	34,241
Walgreens Boots Alliance, Inc.	793	54,368
Walmart, Inc.	1,159	111,102
Wesfarmers Ltd.	1,156	42,892
Wm Morrison Supermarkets PLC	13,410	45,812
Woolworths Group Ltd.	2,044	41,721

		1,601,206

Food Products - 0.8%
Ajinomoto Co., Inc.	1,500	25,450
Archer-Daniels-Midland Co.	1,514	76,306

Company	Shares	U.S. $ Value
Aryzta AG (c)	572	$5,354
Associated British Foods PLC	933	27,736
Barry Callebaut AG	33	58,831
Bunge Ltd.	891	57,897
Calbee, Inc.	900	28,628
Campbell Soup Co.	1,279	50,456
Chocoladefabriken Lindt & Spruengli AG	9	67,024
Chocoladefabriken Lindt & Spruengli AG	1	88,124
Conagra Brands, Inc.	1,969	72,361
Danone SA	580	45,675
General Mills, Inc.	1,305	60,043
Golden Agri-Resources Ltd.	132,000	27,405
Hershey Co. (The)	758	76,194
Hormel Foods Corp.	1,930	75,559
Ingredion, Inc.	628	63,472
JM Smucker Co. (The)	614	63,475
Kellogg Co.	1,053	75,595
Kerry Group PLC-Class A	503	57,364
Kikkoman Corp.	1,200	60,111
Kraft Heinz Co. (The)	886	51,627
Marine Harvest ASA	1,945	42,007
McCormick & Co., Inc./MD	900	112,392
MEIJI Holdings Co., Ltd.	400	26,558
Mondelez International, Inc.-Class A	1,174	50,153
Nestle SA	608	50,967
NH Foods Ltd.	500	18,243
Nisshin Seifun Group, Inc.	2,500	50,003
Nissin Foods Holdings Co., Ltd.	600	38,262
Orkla ASA	3,826	31,467
Saputo, Inc.	2,289	70,091
Tate & Lyle PLC	4,685	40,783
Toyo Suisan Kaisha Ltd.	900	33,149
Tyson Foods, Inc.-Class A	1,060	66,579
WH Group Ltd. (b)	40,500	30,587
Wilmar International Ltd.	13,700	31,941
Yakult Honsha Co., Ltd.	500	35,543
Yamazaki Baking Co., Ltd.	1,800	35,018

		1,978,430

Household Products - 0.3%
Church & Dwight Co., Inc.	1,639	92,735
Clorox Co. (The)	669	96,992
Colgate-Palmolive Co.	1,207	80,157
Edgewell Personal Care Co. (c)	667	37,665
Essity AB-Class B	1,288	33,382
Henkel AG & Co. KGaA	338	37,716
Henkel AG & Co. KGaA (Preference Shares)	356	45,438
Kimberly-Clark Corp.	706	81,571
Lion Corp.	1,800	37,896
Procter & Gamble Co. (The)	1,192	98,876
Reckitt Benckiser Group PLC	499	42,506
Spectrum Brands Holdings, Inc.	551	47,854
Unicharm Corp.	1,300	42,462

		775,250

Personal Products - 0.2%
Beiersdorf AG	471	54,825
Coty, Inc.-Class A	2,104	26,005
Estee Lauder Cos., Inc. (The)-Class A	855	119,803

Company	Shares	U.S. $ Value
Kao Corp.	500	$38,799
Kose Corp.	300	55,315
L’Oreal SA	228	54,585
Pola Orbis Holdings, Inc.	1,400	49,338
Shiseido Co., Ltd.	900	63,360
Unilever NV	860	49,451
Unilever PLC	811	46,215

		557,696

Tobacco - 0.1%
Altria Group, Inc.	1,060	62,031
British American Tobacco PLC	579	27,999
British American Tobacco PLC (Sponsored ADR)	643	31,108
Imperial Brands PLC	987	35,166
Japan Tobacco, Inc.	1,099	28,894
Philip Morris International, Inc.	715	55,692
Swedish Match AB	1,345	71,902

		312,792

		6,337,812

Materials - 2.1%
Chemicals - 1.2%
Air Liquide SA	407	51,222
Air Products & Chemicals, Inc.	522	86,803
Air Water, Inc.	1,200	21,509
Akzo Nobel NV	460	43,043
Albemarle Corp.	546	52,154
Arkema SA	294	36,881
Asahi Kasei Corp.	3,000	43,961
Axalta Coating Systems Ltd. (c)	2,149	65,545
BASF SE	444	41,028
Celanese Corp.-Class A	722	84,351
CF Industries Holdings, Inc.	1,192	61,924
Chr Hansen Holding A/S	469	47,697
Covestro AG (b)	458	38,995
Croda International PLC	648	42,885
Daicel Corp.	1,800	20,353
DowDuPont, Inc.	2,104	147,554
Eastman Chemical Co.	794	77,042
Ecolab, Inc.	833	125,350
EMS-Chemie Holding AG	47	29,683
Evonik Industries AG	1,232	45,913
FMC Corp.	742	63,404
FUCHS PETROLUB SE (Preference Shares)	915	53,572
Givaudan SA	25	60,799
Hitachi Chemical Co., Ltd.	800	16,770
Incitec Pivot Ltd.	7,237	20,412
International Flavors & Fragrances, Inc.	533	69,445
Johnson Matthey PLC	1,127	51,182
JSR Corp.	1,300	25,217
K&S AG	1,009	22,953
Kaneka Corp.	3,000	27,381
Kansai Paint Co., Ltd.	1,000	19,764
Koninklijke DSM NV	642	67,468
Kuraray Co., Ltd.	1,400	20,290
LANXESS AG	442	34,717
Linde AG	192	38,719
LyondellBasell Industries NV-Class A	645	72,743

Company	Shares	U.S. $ Value
Methanex Corp.	1,103	$80,481
Mitsubishi Chemical Holdings Corp.	3,200	28,671
Mitsubishi Gas Chemical Co., Inc.	1,100	22,867
Mitsui Chemicals, Inc.	800	20,676
Mosaic Co. (The)	2,007	62,759
Nippon Paint Holdings Co., Ltd.	600	23,716
Nissan Chemical Corp.	600	28,603
Nitto Denko Corp.	300	23,285
Novozymes A/S-Class B	559	30,685
Nutrien Ltd.	3,184	178,938
Orica Ltd.	1,553	19,676
PPG Industries, Inc.	660	72,956
Praxair, Inc.	436	68,971
Sherwin-Williams Co. (The)	231	105,239
Shin-Etsu Chemical Co., Ltd.	300	28,100
Sika AG	360	53,318
Solvay SA	330	43,938
Sumitomo Chemical Co., Ltd.	4,000	22,703
Symrise AG	710	66,298
Taiyo Nippon Sanso Corp.	2,100	30,911
Teijin Ltd.	1,100	21,781
Toray Industries, Inc.	2,500	18,712
Umicore SA	1,130	63,031
WR Grace & Co.	870	61,474
Yara International ASA	866	39,848

		3,046,366

Construction Materials - 0.1%
Boral Ltd.	4,494	22,622
CRH PLC	1,075	35,662
Fletcher Building Ltd.	6,320	26,600
HeidelbergCement AG	356	28,344
Imerys SA	563	40,464
James Hardie Industries PLC	1,450	22,077
LafargeHolcim Ltd. (c)	595	28,944
Martin Marietta Materials, Inc.	237	47,097
Taiheiyo Cement Corp.	700	21,164
Vulcan Materials Co.	393	43,544

		316,518

Containers & Packaging - 0.3%
Amcor Ltd./Australia	2,606	26,814
Avery Dennison Corp.	978	102,866
Ball Corp.	1,802	75,468
CCL Industries, Inc.-Class B	1,790	86,235
Crown Holdings, Inc. (c)	1,332	57,023
International Paper Co.	1,270	64,948
Packaging Corp. of America	678	74,526
Sealed Air Corp.	1,509	60,526
Toyo Seikan Group Holdings Ltd.	2,000	37,855
WestRock Co.	1,050	57,834

		644,095

Metals & Mining - 0.4%
Agnico Eagle Mines Ltd.	888	30,607
Alumina Ltd.	11,360	23,508
Anglo American PLC	1,415	28,415
Antofagasta PLC	2,036	21,327
ArcelorMittal	987	29,769

Company	Shares	U.S. $ Value
Barrick Gold Corp.	2,364	$24,183
BHP Billiton Ltd.	1,146	27,530
BHP Billiton PLC	1,449	31,001
Boliden AB	977	25,584
Eldorado Gold Corp. (c)	7,136	6,890
First Quantum Minerals Ltd.	3,202	40,166
Fortescue Metals Group Ltd.	2,635	7,261
Franco-Nevada Corp.	739	47,239
Freeport-McMoRan, Inc.	2,604	36,586
Fresnillo PLC	1,276	14,852
Glencore PLC (c)	5,705	23,243
Goldcorp, Inc.	3,213	34,715
Hitachi Metals Ltd.	1,600	18,481
JFE Holdings, Inc.	1,300	28,417
Kinross Gold Corp. (c)	6,730	20,113
Kobe Steel Ltd.	2,300	19,255
Maruichi Steel Tube Ltd.	700	21,452
Mitsubishi Materials Corp.	800	21,632
Newcrest Mining Ltd.	981	13,608
Newmont Mining Corp.	1,386	43,008
Nippon Steel & Sumitomo Metal Corp.	1,200	24,122
Norsk Hydro ASA	4,362	24,051
Nucor Corp.	910	56,875
Randgold Resources Ltd.	312	20,361
Rio Tinto Ltd.	439	22,940
Rio Tinto PLC	669	31,772
South32 Ltd.	7,874	19,694
Sumitomo Metal Mining Co., Ltd.	1,000	32,264
Teck Resources Ltd.-Class B	2,652	59,766
thyssenkrupp AG	1,007	23,269
Turquoise Hill Resources Ltd. (c)	6,412	14,888
voestalpine AG	636	28,587
Wheaton Precious Metals Corp.	1,870	32,041
Yamana Gold, Inc.	7,199	19,970

		1,049,442

Paper & Forest Products - 0.1%
Mondi PLC	1,889	52,639
Oji Holdings Corp.	5,000	34,222
Stora Enso Oyj-Class R	2,477	46,102
Svenska Cellulosa AB SCA-Class B	1,288	14,994
UPM-Kymmene Oyj	1,348	51,998
West Fraser Timber Co., Ltd.	1,065	70,649

		270,604

		5,327,025

Energy - 2.1%
Energy Equipment & Services - 0.1%
Apergy Corp. (c)	214	9,677
Baker Hughes a GE Co.-Class A	758	24,991
Core Laboratories NV (d)	280	32,074
Halliburton Co.	747	29,798
Helmerich & Payne, Inc.	490	32,129
National Oilwell Varco, Inc.	851	40,057
Petrofac Ltd.	6,919	59,002
Saipem SpA (c)	858	4,589
Schlumberger Ltd.	606	38,275

Company	Shares	U.S. $ Value
TechnipFMC PLC	994	$30,446
Tenaris SA	3,797	63,717
Weatherford International PLC (c)	2,627	6,357

		371,112

Oil, Gas & Consumable Fuels - 2.0%
AltaGas Ltd.	3,076	57,159
Anadarko Petroleum Corp.	586	37,738
Andeavor	483	73,798
Antero Resources Corp. (c)	1,271	23,526
Apache Corp.	607	26,605
ARC Resources Ltd.	2,540	26,957
BP PLC	13,599	96,841
Cabot Oil & Gas Corp.	1,013	24,140
Caltex Australia Ltd.	2,288	49,719
Cameco Corp.	2,728	28,346
Canadian Natural Resources Ltd.	1,035	35,341
Cenovus Energy, Inc.	2,621	24,302
Cheniere Energy, Inc. (c)	609	40,760
Chevron Corp.	461	54,610
China Petroleum & Chemical Corp.-Class H	470,000	472,908
China Shenhua Energy Co., Ltd.-Class H	199,000	444,467
Cimarex Energy Co.	268	22,641
Concho Resources, Inc. (c)	241	33,053
ConocoPhillips	716	52,576
Continental Resources, Inc./OK (c)	603	39,768
Crescent Point Energy Corp.	2,365	14,516
Devon Energy Corp.	669	28,720
Diamondback Energy, Inc.	286	34,629
Enagas SA	3,496	97,138
Enbridge, Inc.	1,314	44,817
Encana Corp.	2,016	26,695
Eni SpA	4,936	91,597
EOG Resources, Inc.	364	43,036
EQT Corp.	539	27,500
Equinor ASA	4,590	117,734
Exxon Mobil Corp.	713	57,161
Galp Energia SGPS SA	4,711	95,612
Hess Corp.	565	38,047
HollyFrontier Corp.	1,019	75,936
Husky Energy, Inc.	3,080	50,932
Idemitsu Kosan Co., Ltd.	1,300	65,615
Imperial Oil Ltd.	1,534	47,807
Inpex Corp.	4,500	49,200
Inter Pipeline Ltd.	3,237	59,481
JXTG Holdings, Inc.	10,100	71,113
Keyera Corp.	1,731	47,699
Kinder Morgan, Inc./DE	1,880	33,276
Koninklijke Vopak NV	1,705	88,008
Lundin Petroleum AB	2,787	96,882
Marathon Oil Corp.	1,390	29,899
Marathon Petroleum Corp.	622	51,184
Murphy Oil Corp.	914	28,179
Neste Oyj	1,560	135,443
Newfield Exploration Co. (c)	746	20,351
Noble Energy, Inc.	924	27,461
Occidental Petroleum Corp.	693	55,350
Oil Search Ltd.	7,596	49,031
OMV AG	1,553	82,335

Company	Shares	U.S. $ Value
ONEOK, Inc.	703	$46,335
Origin Energy Ltd. (c)	6,206	35,517
Parsley Energy, Inc.-Class A (c)	749	20,800
Pembina Pipeline Corp.	2,130	72,649
Peyto Exploration & Development Corp.	1,639	13,589
Phillips 66	607	71,936
Pioneer Natural Resources Co.	178	31,097
PrairieSky Royalty Ltd.	1,883	34,630
Range Resources Corp.	940	15,435
Royal Dutch Shell PLC-Class A	3,106	101,050
Royal Dutch Shell PLC-Class B	3,120	103,278
Santos Ltd.	11,768	57,504
Seven Generations Energy Ltd. (c)	1,456	17,137
Showa Shell Sekiyu KK	4,200	84,719
Snam SpA	22,765	93,466
Southwestern Energy Co. (c)	2,381	13,381
Suncor Energy, Inc.	1,483	61,047
Targa Resources Corp.	621	34,198
TOTAL SA	1,632	102,339
Tourmaline Oil Corp.	1,532	24,958
TransCanada Corp.	1,444	61,500
Valero Energy Corp.	618	72,850
Vermilion Energy, Inc.	920	29,214
Williams Cos., Inc. (The)	1,051	31,099
Woodside Petroleum Ltd.	2,048	54,334

		4,831,701

		5,202,813

Utilities - 1.8%
Electric Utilities - 1.0%
Alliant Energy Corp.	1,649	70,643
American Electric Power Co., Inc.	1,054	75,603
AusNet Services	25,318	30,008
Chubu Electric Power Co., Inc.	2,200	31,948
Chugoku Electric Power Co., Inc. (The)	2,700	33,708
CK Infrastructure Holdings Ltd.	4,000	29,270
CLP Holdings Ltd.	5,000	58,758
Contact Energy Ltd.	9,286	34,096
Duke Energy Corp.	865	70,273
Edison International	797	52,387
EDP-Energias de Portugal SA	18,050	70,480
Electricite de France SA	3,570	58,436
Emera, Inc.	2,500	79,100
Endesa SA	3,408	76,248
Enel SpA	10,639	52,598
Entergy Corp.	880	73,559
Evergy, Inc.	973	55,510
Eversource Energy	1,141	71,233
Exelon Corp.	1,491	65,172
FirstEnergy Corp.	1,915	71,583
Fortis, Inc./Canada	2,662	87,142
Fortum Oyj	4,004	101,344
HK Electric Investments & HK Electric Investments Ltd.-Class SS (b)	35,797	36,213
Hokuriku Electric Power Co. (c)	3,500	34,358
Hydro One Ltd. (b)	3,582	52,920
Iberdrola SA	7,536	55,996
Kansai Electric Power Co., Inc. (The)	1,900	27,182

Company	Shares	U.S. $ Value
Kyushu Electric Power Co., Inc.	2,000	$22,378
Mercury NZ Ltd.	14,799	32,157
NextEra Energy, Inc.	539	91,684
OGE Energy Corp.	1,973	72,666
Orsted A/S (b)	1,497	94,754
PG&E Corp.	922	42,578
Pinnacle West Capital Corp.	753	59,148
Power Assets Holdings Ltd.	5,500	38,606
PPL Corp.	1,790	53,235
Red Electrica Corp. SA	3,748	78,564
Southern Co. (The)	1,397	61,161
SSE PLC	3,489	56,699
Terna Rete Elettrica Nazionale SpA	13,636	71,633
Tohoku Electric Power Co., Inc.	2,300	28,788
Tokyo Electric Power Co. Holdings, Inc. (c)	6,500	30,046
Xcel Energy, Inc.	1,190	57,179

		2,447,044

Gas Utilities - 0.1%
APA Group	5,017	36,063
Atmos Energy Corp.	860	79,318
Hong Kong & China Gas Co., Ltd.	33,380	68,771
Naturgy Energy Group SA	2,625	70,457
Osaka Gas Co., Ltd.	2,000	37,327
Toho Gas Co., Ltd.	800	26,790
Tokyo Gas Co., Ltd.	1,200	28,413
UGI Corp.	1,317	71,184

		418,323

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	4,046	54,459
Electric Power Development Co., Ltd.	1,303	34,470
Meridian Energy Ltd.	16,289	34,933

		123,862

Multi-Utilities - 0.5%
AGL Energy Ltd.	1,749	26,146
Ameren Corp.	1,162	73,473
Atco Ltd./Canada-Class I	1,665	49,771
Canadian Utilities Ltd.-Class A	2,932	71,334
CenterPoint Energy, Inc.	2,121	58,943
Centrica PLC	23,244	43,176
CMS Energy Corp.	1,535	75,583
Consolidated Edison, Inc.	866	68,353
Dominion Energy, Inc.	792	56,050
DTE Energy Co.	687	76,353
E.ON SE	6,694	71,463
Engie SA	3,398	49,876
Innogy SE (b)	2,098	91,153
National Grid PLC	4,604	48,407
NiSource, Inc.	2,608	70,599
Public Service Enterprise Group, Inc.	1,187	62,139
RWE AG	2,734	69,342
SCANA Corp.	783	30,020
Sempra Energy	547	63,496
Suez	3,280	47,471
United Utilities Group PLC	6,181	59,491
Veolia Environnement SA	2,624	55,275
WEC Energy Group, Inc.	1,055	71,297

		1,389,211

Company	Shares	U.S. $ Value
Water Utilities - 0.1%
American Water Works Co., Inc.	869	$76,064
Severn Trent PLC	2,353	61,116

		137,180

		4,515,620

Real Estate - 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Alexandria Real Estate Equities, Inc.	370	47,490
American Tower Corp.	354	52,788
Ascendas Real Estate Investment Trust	9,200	18,359
AvalonBay Communities, Inc.	234	42,890
Boston Properties, Inc.	360	46,962
British Land Co. PLC (The)	5,156	42,525
Brixmor Property Group, Inc.	1,101	20,060
Camden Property Trust	472	44,868
CapitaLand Commercial Trust	14,000	18,061
CapitaLand Mall Trust	12,000	18,721
Colony Capital, Inc.	3,138	19,236
Covivio	424	44,348
Crown Castle International Corp.	494	56,331
Daiwa House REIT Investment Corp.	6	13,915
Dexus	2,267	17,501
Digital Realty Trust, Inc.	378	46,978
Duke Realty Corp.	1,323	37,692
Equinix, Inc.	91	39,688
Equity Residential	641	43,428
Essex Property Trust, Inc.	185	45,562
Extra Space Storage, Inc.	489	45,091
Federal Realty Investment Trust	282	36,832
Gecina SA	296	50,816
Goodman Group	2,849	21,944
GPT Group (The)	4,611	17,152
H&R Real Estate Investment Trust	3,643	56,697
Hammerson PLC	5,647	34,583
HCP, Inc.	1,144	30,922
Host Hotels & Resorts, Inc.	1,706	36,730
ICADE	547	53,355
Intu Properties PLC	9,375	19,204
Iron Mountain, Inc.	1,144	41,298
Japan Prime Realty Investment Corp.	6	21,704
Japan Real Estate Investment Corp.	4	21,278
Japan Retail Fund Investment Corp.	8	14,477
JBG SMITH Properties	232	8,691
Kimco Realty Corp.	1,471	25,169
Klepierre SA	1,062	38,171
Land Securities Group PLC	3,092	36,804
Liberty Property Trust	1,003	43,881
Link REIT	3,000	29,902
Macerich Co. (The)	493	28,959
Mid-America Apartment Communities, Inc.	487	50,434
Mirvac Group	10,349	18,132
National Retail Properties, Inc.	864	39,822
Nippon Building Fund, Inc.	4	23,287
Nippon Prologis REIT, Inc.	7	13,635
Nomura Real Estate Master Fund, Inc.	12	16,719

Company	Shares	U.S. $ Value
Prologis, Inc.	721	$48,437
Public Storage	203	43,154
Realty Income Corp.	678	39,710
Regency Centers Corp.	664	43,844
RioCan Real Estate Investment Trust	3,105	60,101
SBA Communications Corp. (c)	280	43,464
Scentre Group	5,795	17,157
Segro PLC	5,086	43,485
Simon Property Group, Inc.	199	36,423
SL Green Realty Corp.	359	37,480
SmartCentres Real Estate Investment Trust	1,619	38,397
Stockland	5,177	15,403
Suntec Real Estate Investment Trust	13,300	18,118
UDR, Inc.	1,200	47,964
United Urban Investment Corp.	12	18,935
Ventas, Inc.	613	36,700
VEREIT, Inc.	3,437	26,877
Vicinity Centres	8,394	16,739
Vornado Realty Trust	465	35,805
Welltower, Inc.	621	41,427
Weyerhaeuser Co.	1,110	38,528

		2,341,240

Real Estate Management & Development - 0.4%
Aeon Mall Co., Ltd.	900	15,046
Brookfield Property REIT, Inc.	456	9,129
CapitaLand Ltd.	6,700	16,747
CBRE Group, Inc.-Class A (c)	938	45,784
City Developments Ltd.	2,300	15,553
CK Asset Holdings Ltd.	2,684	19,142
Daito Trust Construction Co., Ltd.	100	14,988
Daiwa House Industry Co., Ltd.	500	15,232
Deutsche Wohnen SE	1,099	55,558
First Capital Realty, Inc.	2,575	40,332
Hang Lung Group Ltd.	4,000	11,217
Hang Lung Properties Ltd.	7,000	13,833
Henderson Land Development Co., Ltd.	3,811	20,165
Hongkong Land Holdings Ltd.	2,200	15,229
Hulic Co., Ltd.	1,800	17,031
Hysan Development Co., Ltd.	4,000	20,525
Jones Lang LaSalle, Inc.	249	37,977
Kerry Properties Ltd.	4,500	17,065
LendLease Group	1,330	19,615
Mitsubishi Estate Co., Ltd.	900	14,924
Mitsui Fudosan Co., Ltd.	700	16,017
New World Development Co., Ltd.	16,287	21,768
Nomura Real Estate Holdings, Inc.	800	17,330
Sino Land Co., Ltd.	10,000	16,954
Sumitomo Realty & Development Co., Ltd.	1,000	34,613
Sun Hung Kai Properties Ltd.	1,000	14,849
Swire Pacific Ltd.-Class A	2,500	28,294
Swire Properties Ltd.	5,200	20,444
Swiss Prime Site AG (c)	732	67,452
Tokyo Tatemono Co., Ltd.	1,300	15,925
Tokyu Fudosan Holdings Corp.	2,900	19,739
Unibail-Rodamco-Westfield	203	42,631
UOL Group Ltd.	3,428	17,256
Vonovia SE	1,235	63,349
Wharf Holdings Ltd. (The)	2,000	5,712
Wharf Real Estate Investment Co., Ltd.	2,000	13,270
Wheelock & Co., Ltd.	2,000	12,558

		863,253

		3,204,493

Company	Shares	U.S. $ Value
Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	2,772	$88,538
BCE, Inc.	3,032	123,673
BT Group PLC	7,665	21,639
CenturyLink, Inc.	3,838	81,980
Deutsche Telekom AG (c)	2,256	36,382
Elisa Oyj	1,116	47,749
Eurazeo SA	605	45,993
Frontier Communications Corp.	2,474	12,865
HKT Trust & HKT Ltd.-Class SS	15,000	19,382
Iliad SA	138	17,815
Inmarsat PLC	3,662	25,870
Koninklijke KPN NV	12,242	31,273
Nippon Telegraph & Telephone Corp.	600	26,695
Orange SA	2,176	35,229
PCCW Ltd.	34,000	18,069
Proximus SADP	1,770	40,773
Singapore Telecommunications Ltd.	7,300	17,259
Spark New Zealand Ltd.	7,582	20,018
Swisscom AG	114	50,882
TDC A/S (c)(g)	5,676	44,411
Telecom Italia SpA/Milano	39,625	22,055
Telecom Italia SpA/Milano (c)	31,583	20,113
Telefonica Deutschland Holding AG	7,772	32,333
Telefonica SA	3,229	26,125
Telenor ASA	2,325	43,736
Telia Co. AB	12,753	56,565
Telstra Corp., Ltd.	7,921	17,701
TELUS Corp.	3,342	123,923
TPG Telecom Ltd.	4,421	27,479
Verizon Communications, Inc.	1,696	92,211
Vocus Group Ltd. (c)	10,099	20,721
Zayo Group Holdings, Inc. (c)	1,513	52,441

		1,341,898

Wireless Telecommunication Services - 0.2%
KDDI Corp.	800	21,152
Millicom International Cellular SA (SDR)	591	34,035
NTT DOCOMO, Inc.	1,000	25,916
Rogers Communications, Inc.-Class B	2,193	113,633
SoftBank Group Corp.	200	18,517
Sprint Corp. (c)	2,737	16,723
StarHub Ltd.	10,000	11,799
T-Mobile US, Inc. (c)	690	45,568
Tele2 AB-Class B	4,849	59,812
Vodafone Group PLC	17,886	38,112

		385,267

		1,727,165

Total Common Stocks (cost $53,636,376)		68,828,081

Company	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
Risk Share Floating Rate - 3.4%
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C03, Class 1M2
7.065% (LIBOR 1 Month + 5.00%), 7/25/25 (h)	U.S.$	1,083	$1,232,289
Series 2015-C03, Class 2M2
7.065% (LIBOR 1 Month + 5.00%), 7/25/25 (h)		6,532	7,281,873

Total Collateralized Mortgage Obligations (cost $7,635,566)			8,514,162

	Shares
PREFERRED STOCKS - 1.6%
Financials - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Apartment Investment & Management Co.
Series A
6.875% (d)		42,000	1,101,870
Hersha Hospitality Trust
Series C
6.875%		60,000	1,479,300
Pebblebrook Hotel Trust
Series C
6.50%		58,525	1,474,245

Total Preferred Stocks (cost $4,013,125)			4,055,415

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Mexico - 0.5%
Mexico Government International Bond
4.125%, 1/21/26 (cost $1,171,048)	U.S.$	1,174	1,167,543

Company	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
CNH/USD
Expiration: Sep 2018; Contracts: 51,972,100; Exercise Price: CNH 6.95; Counterparty: Citibank, NA (c)	CNH	51,972,100	$18,192
AUD/USD
Expiration: Jun 2019; Contracts: 6,188,000; Exercise Price: AUD 1.45; Counterparty: Morgan Stanley Capital Services LLC (c)	AUD	6,188,000	79,651

			97,843

Options on Funds and Investment Trusts - 0.0%
SPDR S&P 500 ETF Trust
Expiration: Sep 2018; Contracts: 531; Exercise Price: USD 279.00; Counterparty: Morgan Stanley & Co., Inc. (c)	USD	53,100	46,463

Total Options Purchased - Puts (premiums paid $289,982)			144,306

OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
BRL/USD
Expiration: Nov 2018; Contracts: 5,842,200; Exercise Price: BRL 3.90; Counterparty: Bank of America, NA (c)	BRL	5,842,200	33,707
CNH/USD
Expiration: Sep 2018; Contracts: 33,399,500; Exercise Price: CNH 6.70; Counterparty: Morgan Stanley Capital Services LLC (c)	CNH	33,399,500	850
CNH/USD
Expiration: Sep 2018; Contracts: 33,399,500; Exercise Price: CNH 6.70; Counterparty: Morgan Stanley Capital Services LLC (c)	CNH	33,399,500	849

			35,406

Options on Indices - 0.0%
iShares MSCI Emerging Markets
Expiration: Sep 2018; Contracts: 1,733; Exercise Price: USD 44.50; Counterparty: Morgan Stanley & Co., Inc. (c)	USD	173,300	47,657

Total Options Purchased - Calls (premiums paid $90,114)			83,063

	Shares
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
Altaba, Inc. (c)(i) (cost $40,415)		1,120	77,896

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.9%
Investment Companies - 0.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.87% (i)(j)(k) (Cost $2,221,208)	2,221,208	$2,221,208

Total Investments Before Security Lending Collateral for Securities Loaned - 96.3% (cost $226,958,319)		238,101,995

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 1.87% (i)(j)(k) (cost $236,376)	236,376	236,376

Total Investments - 96.4% (cost $227,194,695) (l)		238,338,371
Other assets less liabilities - 3.6%		8,820,174

Net Assets - 100.0%		$247,158,545

FUTURES

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at August 31, 2018	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Brent Crude Futures	31	September 2018	USD	31		$2,264,916	$2,406,840	$141,924
Canadian 10 Yr Bond Futures	166	December 2018	CAD	16,600		17,041,697	17,145,701	104,004
Cattle Feeder Futures	27	October 2018	USD	1,350		2,061,345	2,013,188	(48,157)
Cocoa Futures	54	December 2018	USD	1		1,145,891	1,261,440	115,549
Coffee Robusta Futures	114	November 2018	USD	1		1,857,016	1,711,140	(145,876)
Coffee ‘C’ Futures	32	December 2018	USD	1,200		1,314,109	1,221,600	(92,509)
Copper Futures	64	December 2018	USD	1,600		4,878,024	4,273,600	(604,424)
Corn Futures	86	December 2018	USD	430		1,672,080	1,569,500	(102,580)
Cotton No.2 Futures	34	December 2018	USD	1,700		1,515,717	1,397,740	(117,977)
Euro STOXX 50 Index Futures	205	September 2018	EUR	2		8,254,639	8,064,252	(190,387)
FTSE 100 Index Futures	52	September 2018	GBP	1		5,169,395	5,004,920	(164,475)
Gasoline RBOB Futures	32	September 2018	USD	1,344		2,644,531	2,683,968	39,437
Gold 100 OZ Futures	42	December 2018	USD	4		5,203,066	5,068,140	(134,926)
Hang Seng Index Futures	3	September 2018	HKD	– 0	–**	543,845	530,626	(13,219)
KC HRW Wheat Futures	55	December 2018	USD	275		1,593,101	1,521,438	(71,663)
Lean Hogs Futures	108	October 2018	USD	4,320		2,406,836	2,178,360	(228,476)
Live Cattle Futures	51	October 2018	USD	2,040		2,252,235	2,219,010	(33,225)
LME Lead Futures	44	January 2019	USD	1		2,719,334	2,289,375	(429,959)
LME Nickel Futures	19	December 2018	USD	– 0	–**	1,741,066	1,461,708	(279,358)
LME Primary Aluminum Futures	49	December 2018	USD	1		2,792,537	2,610,475	(182,062)
LME Primary Aluminum Futures	5	September 2018	USD	– 0	–**	260,264	263,688	3,424
LME Zinc Futures	29	December 2018	USD	1		2,295,801	1,779,150	(516,651)
Long Gilt Futures	57	December 2018	GBP	5,700		9,023,990	9,039,901	15,911
Low SU Gasoil Futures	40	December 2018	USD	4		2,713,073	2,741,000	27,927
MSCI Emerging Market Futures	183	September 2018	USD	9		10,480,339	9,652,335	(828,004)
Natural Gas Futures	155	October 2018	USD	1,550		4,605,441	4,555,450	(49,991)
Natural Gas Futures	26	September 2018	USD	260		749,916	758,160	8,244
Nikkei 225 (CME) Futures	64	September 2018	USD	– 0	–**	7,217,786	7,304,000	86,214
NY Harbor ULSD Futures	29	October 2018	USD	1,218		2,573,702	2,735,628	161,926
Palladium Futures	22	December 2018	USD	2		1,970,439	2,133,780	163,341
Platinum Futures	82	October 2018	USD	4		3,570,909	3,227,110	(343,799)
Russell 2000 E-Mini Futures	136	September 2018	USD	7		11,444,904	11,836,080	391,176

Description	Number of Contracts	Expiration Month	Notional (000)			Original Value	Value at August 31, 2018	Unrealized Appreciation/ (Depreciation)
S&P Mid 400 E-Mini Futures	16	September 2018	USD	2		$3,189,640	$3,272,960	$83,320
S&P Mid 500 E-Mini Futures	102	September 2018	USD	5		14,194,761	14,800,710	605,949
Silver Futures	35	December 2018	USD	175		2,595,513	2,547,475	(48,038)
Soybean Futures	32	March 2019	USD	160		1,380,895	1,391,200	10,305
Soybean Futures	57	November 2018	USD	285		2,457,839	2,403,975	(53,864)
Soybean Meal Futures	69	December 2018	USD	7		2,391,833	2,119,680	(272,153)
Soybean Oil Futures	284	December 2018	USD	17,040		5,252,114	4,902,408	(349,706)
Sugar 11 (World) Futures	81	February 2019	USD	9,072		1,209,562	1,036,022	(173,540)
Sugar 11 (World) Futures	56	September 2018	USD	6,272		696,507	664,832	(31,675)
TOPIX Index Futures	2	September 2018	JPY	20		323,116	312,033	(11,083)
U.S. T-Note 5 Yr (CBT) Futures	132	December 2018	USD	13,200		14,965,661	14,968,594	2,933
Wheat (CBT) Futures	58	December 2018	USD	290		1,611,847	1,581,950	(29,897)
WTI Crude Futures	42	September 2018	USD	42		2,827,535	2,931,600	104,065
Sold Contracts
10 Yr Australian Bond Futures	33	September 2018	AUD	3,300		3,056,714	3,098,133	(41,419)
Cattle Feeder Futures	13	October 2018	USD	650		965,393	969,313	(3,920)
Coffee ‘C’ Futures	17	December 2018	USD	638		672,375	648,975	23,400
Corn Futures	8	December 2018	USD	40		152,484	146,000	6,484
Gold 100 OZ Futures	9	December 2018	USD	1		1,109,857	1,086,030	23,827
Japan 10 Yr Bond (OSE) Futures	33	September 2018	JPY	3,300,000		44,734,128	44,663,307	70,821
LME Primary Aluminum Futures	5	September 2018	USD	– 0	–**	254,565	263,688	(9,123)
NY Harbor ULSD Futures	8	September 2018	USD	336		744,538	753,682	(9,144)
S&P TSX 60 Index Futures	28	September 2018	CAD	6		4,098,912	4,141,425	(42,513)
Silver Futures	4	December 2018	USD	20		296,620	291,140	5,480
SPI 200 Futures	10	September 2018	AUD	– 0	–**	1,094,505	1,132,986	(38,481)

								$(3,496,613)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	703	USD	540	9/14/18	$34,469
Australia and New Zealand Banking Group Ltd.	USD	1,333	JPY	144,830	9/14/18	(28,299)
Bank of America, NA	JPY	109,530	USD	994	10/04/18	6,694
Bank of America, NA	JPY	56,232	USD	504	10/04/18	(2,689)
Bank of America, NA	RUB	57,169	USD	856	9/27/18	10,855
Bank of America, NA	ZAR	20,163	USD	1,353	9/14/18	(17,143)
Bank of America, NA	BRL	1,862	USD	450	9/05/18	(6,876)
Bank of America, NA	USD	1,164	CAD	1,533	9/14/18	11,414
Bank of America, NA	USD	495	BRL	1,862	9/05/18	(38,067)
Bank of America, NA	USD	741	KRW	830,623	11/15/18	4,920
Barclays Bank PLC	KRW	1,107,516	USD	997	11/15/18	2,864
Barclays Bank PLC	JPY	163,714	USD	1,485	10/04/18	8,188
Barclays Bank PLC	INR	207,143	USD	2,946	12/13/18	61,796
Barclays Bank PLC	TWD	82,562	USD	2,789	9/13/18	96,505
Barclays Bank PLC	TWD	15,330	USD	499	9/13/18	(386)
Barclays Bank PLC	SEK	9,652	USD	1,118	9/14/18	61,801
Barclays Bank PLC	EUR	11,583	USD	13,573	9/14/18	119,472
Barclays Bank PLC	ZAR	5,165	USD	365	9/07/18	13,455
Barclays Bank PLC	DKK	4,350	USD	690	9/14/18	12,253
Barclays Bank PLC	GBP	5,635	USD	7,539	9/14/18	230,892
Barclays Bank PLC	CHF	1,426	USD	1,454	9/14/18	(17,842)
Barclays Bank PLC	BRL	1,304	USD	350	9/05/18	29,449
Barclays Bank PLC	USD	1,102	GBP	824	9/14/18	(33,762)
Barclays Bank PLC	CHF	986	GBP	777	10/12/18	(11,836)
Barclays Bank PLC	USD	315	BRL	1,304	9/05/18	4,815
Barclays Bank PLC	USD	2,901	EUR	2,476	9/14/18	(25,538)
Barclays Bank PLC	USD	996	ZAR	13,330	9/07/18	(89,417)
Barclays Bank PLC	USD	744	SEK	6,779	9/20/18	(2,289)
Barclays Bank PLC	USD	3,040	MYR	12,372	11/29/18	(50,170)
Barclays Bank PLC	USD	495	TWD	15,191	9/13/18	495

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,514	TWD	76,580	9/13/18	$(17,135)
Barclays Bank PLC	USD	992	KRW	1,110,222	10/11/18	3,475
Barclays Bank PLC	USD	997	KRW	1,111,654	11/15/18	984
BNP Paribas SA	JPY	2,326,875	USD	21,314	9/14/18	360,052
BNP Paribas SA	NZD	1,512	USD	997	10/11/18	(3,569)
BNP Paribas SA	NZD	1,491	USD	1,004	10/11/18	17,851
BNP Paribas SA	AUD	1,363	USD	996	10/11/18	16,598
BNP Paribas SA	USD	619	AUD	856	10/11/18	(3,427)
BNP Paribas SA	USD	618	NZD	941	10/11/18	5,023
BNP Paribas SA	EUR	1,284	ZAR	20,363	9/14/18	(107,271)
Brown Brothers Harriman & Co.	GBP	1,504	USD	1,979	10/12/18	26,658
Citibank, NA	JPY	113,153	USD	1,013	10/04/18	(7,927)
Citibank, NA	JPY	108,462	USD	982	10/04/18	4,046
Citibank, NA	ARS	13,218	USD	318	11/02/18	(17,193)
Citibank, NA	MXN	11,692	USD	609	9/14/18	(2,244)
Citibank, NA	MXN	19,065	USD	1,010	9/14/18	13,534
Citibank, NA	NOK	8,298	USD	993	9/14/18	3,173
Citibank, NA	CNY	6,787	USD	994	10/18/18	2,750
Citibank, NA	CAD	12,376	USD	9,550	9/14/18	65,009
Citibank, NA	SEK	5,006	USD	558	9/14/18	10,370
Citibank, NA	TRY	4,913	USD	982	9/13/18	237,523
Citibank, NA	EUR	3,291	USD	3,880	10/11/18	49,959
Citibank, NA	BRL	1,471	USD	390	9/05/18	29,036
Citibank, NA	BRL	1,385	USD	335	9/05/18	(5,114)
Citibank, NA	BRL	1,385	USD	334	10/02/18	(4,832)
Citibank, NA	NZD	1,120	USD	741	10/11/18	140
Citibank, NA	USD	691	BRL	2,856	9/05/18	10,441
Citibank, NA	CHF	1,483	EUR	1,301	10/11/18	(20,993)
Citibank, NA	USD	1,122	NZD	1,675	10/11/18	(13,690)
Citibank, NA	USD	1,915	TRY	11,855	9/13/18	(119,379)
Citibank, NA	USD	984	CNY	6,758	10/18/18	3,238
Citibank, NA	USD	993	CNY	6,796	10/18/18	(814)
Citibank, NA	USD	1,005	SEK	8,848	9/20/18	(35,941)
Citibank, NA	USD	457	ARS	13,705	11/02/18	(109,559)
Citibank, NA	USD	909	RUB	57,722	9/27/18	(55,535)
Citibank, NA	USD	2,991	MXN	62,182	9/14/18	258,931
Citibank, NA	USD	2,244	JPY	248,197	10/04/18	(6,053)
Citibank, NA	USD	3,696	CLP	2,460,155	10/12/18	(82,214)
Citibank, NA	USD	1,844	KRW	2,085,546	11/15/18	27,977
Credit Suisse International	COP	73,982	USD	25	10/12/18	361
Credit Suisse International	MXN	23,241	USD	1,236	9/14/18	21,119
Credit Suisse International	SEK	9,077	USD	992	9/20/18	(1,865)
Credit Suisse International	AUD	1,372	USD	1,012	6/28/19	23,611
Credit Suisse International	USD	950	TRY	5,076	9/13/18	(181,017)
Credit Suisse International	USD	1,017	ZAR	13,692	9/14/18	(86,348)
Credit Suisse International	USD	3,967	CNY	27,314	10/18/18	22,485
Credit Suisse International	USD	993	INR	68,907	12/13/18	(34,000)
Deutsche Bank AG	USD	995	GBP	773	10/12/18	8,515
Goldman Sachs Bank USA	TRY	15,959	USD	3,212	9/13/18	794,898
Goldman Sachs Bank USA	SGD	3,555	USD	2,590	10/25/18	(2,391)
Goldman Sachs Bank USA	AUD	1,017	USD	743	10/11/18	12,149
Goldman Sachs Bank USA	CHF	655	USD	660	9/07/18	(16,149)
Goldman Sachs Bank USA	USD	522	AUD	703	9/14/18	(16,162)
Goldman Sachs Bank USA	USD	544	SEK	4,768	9/20/18	(21,707)
Goldman Sachs Bank USA	USD	2,020	JPY	223,448	10/04/18	(5,340)
Goldman Sachs Bank USA	USD	3,930	INR	273,353	12/13/18	(123,548)
Goldman Sachs Bank USA	USD	752	KRW	845,458	11/15/18	6,819
JPMorgan Chase Bank, NA	JPY	3,905,101	USD	35,633	9/14/18	466,623
JPMorgan Chase Bank, NA	COP	2,994,937	USD	987	10/12/18	6,238
JPMorgan Chase Bank, NA	CNY	30,269	USD	4,433	9/14/18	7,015
JPMorgan Chase Bank, NA	TWD	37,779	USD	1,261	9/13/18	29,011
JPMorgan Chase Bank, NA	MXN	20,185	USD	1,053	9/14/18	(2,068)
JPMorgan Chase Bank, NA	ARS	15,184	USD	465	10/24/18	75,872
JPMorgan Chase Bank, NA	ZAR	14,120	USD	962	9/07/18	1,450
JPMorgan Chase Bank, NA	ILS	3,796	USD	1,068	9/14/18	13,985
JPMorgan Chase Bank, NA	CAD	3,069	USD	2,369	9/14/18	17,059
JPMorgan Chase Bank, NA	TRY	1,677	USD	253	9/13/18	(670)
JPMorgan Chase Bank, NA	USD	602	CHF	595	10/11/18	14,074

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	1,000	GBP	768	10/12/18	$(2,321)
JPMorgan Chase Bank, NA	CHF	1,485	JPY	167,037	10/04/18	(29,898)
JPMorgan Chase Bank, NA	USD	2,056	CNY	14,078	9/14/18	2,145
JPMorgan Chase Bank, NA	USD	986	NOK	8,331	9/20/18	7,783
JPMorgan Chase Bank, NA	USD	1,327	SEK	11,535	9/14/18	(65,233)
JPMorgan Chase Bank, NA	USD	1,730	CNY	11,841	10/18/18	(956)
JPMorgan Chase Bank, NA	USD	1,589	SEK	13,941	9/20/18	(62,662)
JPMorgan Chase Bank, NA	JPY	166,830	CHF	1,476	10/04/18	21,933
JPMorgan Chase Bank, NA	USD	2,014	JPY	222,131	10/04/18	(10,807)
Morgan Stanley Capital Services, Inc.	ARS	12,758	USD	374	10/24/18	47,275
Morgan Stanley Capital Services, Inc.	CNY	22,086	USD	3,223	10/18/18	(2,221)
Morgan Stanley Capital Services, Inc.	CNY	6,847	USD	1,003	10/18/18	2,564
Morgan Stanley Capital Services, Inc.	NZD	1,492	USD	1,001	10/11/18	13,831
Morgan Stanley Capital Services, Inc.	AUD	674	USD	499	6/28/19	13,568
Morgan Stanley Capital Services, Inc.	EUR	1,292	CHF	1,496	10/11/18	44,481
Morgan Stanley Capital Services, Inc.	USD	998	SGD	1,359	10/25/18	(7,435)
Morgan Stanley Capital Services, Inc.	USD	2,081	AUD	2,819	6/28/19	(49,752)
Morgan Stanley Capital Services, Inc.	SEK	4,546	CHF	496	9/07/18	14,687
Morgan Stanley Capital Services, Inc.	USD	979	TRY	5,272	9/13/18	(180,717)
Morgan Stanley Capital Services, Inc.	USD	500	ZAR	6,766	9/14/18	(40,194)
Morgan Stanley Capital Services, Inc.	USD	997	KRW	1,111,654	11/15/18	465
Natwest Markets PLC	INR	34,322	USD	492	12/13/18	13,746
Natwest Markets PLC	MXN	18,800	USD	979	10/19/18	2,003
Natwest Markets PLC	TRY	3,429	USD	514	9/13/18	(5,114)
Natwest Markets PLC	BRL	3,832	USD	990	9/05/18	48,984
Natwest Markets PLC	GBP	1,826	USD	2,405	10/12/18	34,666
Natwest Markets PLC	AUD	1,521	USD	1,131	10/11/18	37,306
Natwest Markets PLC	NZD	1,491	USD	1,005	10/11/18	18,526
Natwest Markets PLC	USD	1,390	GBP	1,039	9/14/18	(42,052)
Natwest Markets PLC	USD	994	AUD	1,352	10/11/18	(21,971)
Natwest Markets PLC	USD	927	BRL	3,832	9/05/18	14,151
Natwest Markets PLC	USD	818	CNY	5,600	9/14/18	336
Natwest Markets PLC	USD	750	ZAR	9,983	9/07/18	(70,625)
Natwest Markets PLC	USD	1,023	MXN	21,354	9/14/18	93,445
Natwest Markets PLC	USD	876	ARS	27,942	10/24/18	(160,804)
Standard Chartered Bank	JPY	109,784	USD	996	10/04/18	6,061
Standard Chartered Bank	CNY	33,969	USD	4,935	10/18/18	(26,090)
Standard Chartered Bank	ZAR	10,085	USD	742	9/07/18	56,014
Standard Chartered Bank	NZD	8,939	USD	6,269	9/14/18	355,430
Standard Chartered Bank	HKD	8,276	USD	1,056	9/14/18	1,416
Standard Chartered Bank	AUD	7,111	USD	5,366	9/14/18	254,719
Standard Chartered Bank	BRL	3,360	USD	813	9/05/18	(12,408)
Standard Chartered Bank	GBP	767	USD	1,037	9/14/18	41,525
Standard Chartered Bank	USD	1,194	CAD	1,539	11/16/18	(13,155)
Standard Chartered Bank	USD	1,980	AUD	2,720	10/11/18	(24,988)
Standard Chartered Bank	USD	1,978	NZD	2,996	10/11/18	4,213
Standard Chartered Bank	USD	900	BRL	3,360	9/05/18	(74,939)
Standard Chartered Bank	CNY	10,325	EUR	1,293	9/14/18	(7,819)
Standard Chartered Bank	USD	2,006	CNY	13,671	9/14/18	(7,175)
State Street Bank & Trust Co.	JPY	206,300	USD	1,890	9/14/18	31,778
State Street Bank & Trust Co.	JPY	111,312	USD	997	10/04/18	(7,115)
State Street Bank & Trust Co.	JPY	54,892	USD	499	10/04/18	3,515
State Street Bank & Trust Co.	ZAR	31,026	USD	2,227	9/14/18	118,769

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	MXN	20,421	USD	1,007	11/14/18	$(50,598)
State Street Bank & Trust Co.	MXN	9,305	USD	468	9/14/18	(18,178)
State Street Bank & Trust Co.	ZAR	3,597	USD	242	9/14/18	(2,400)
State Street Bank & Trust Co.	CNY	3,387	USD	515	9/14/18	19,900
State Street Bank & Trust Co.	CNY	3,304	USD	493	10/18/18	9,976
State Street Bank & Trust Co.	NOK	2,818	USD	351	9/14/18	14,704
State Street Bank & Trust Co.	TRY	2,643	USD	474	9/13/18	73,417
State Street Bank & Trust Co.	TRY	1,677	USD	252	9/13/18	(2,179)
State Street Bank & Trust Co.	EUR	940	USD	1,101	11/14/18	4,125
State Street Bank & Trust Co.	NZD	745	USD	496	10/11/18	2,766
State Street Bank & Trust Co.	AUD	684	USD	498	10/11/18	6,232
State Street Bank & Trust Co.	GBP	1,288	USD	1,717	9/14/18	46,321
State Street Bank & Trust Co.	SGD	621	USD	465	9/14/18	12,299
State Street Bank & Trust Co.	GBP	538	USD	698	10/12/18	(595)
State Street Bank & Trust Co.	HUF	432	USD	2	10/18/18	37
State Street Bank & Trust Co.	EUR	975	USD	1,158	9/14/18	25,589
State Street Bank & Trust Co.	NZD	262	USD	184	9/14/18	10,590
State Street Bank & Trust Co.	CHF	136	USD	138	9/14/18	(1,972)
State Street Bank & Trust Co.	PLN	13	USD	4	10/18/18	30
State Street Bank & Trust Co.	USD	561	EUR	474	9/14/18	(10,818)
State Street Bank & Trust Co.	USD	1,217	GBP	915	9/14/18	(30,386)
State Street Bank & Trust Co.	USD	499	EUR	428	10/11/18	(626)
State Street Bank & Trust Co.	USD	500	CHF	493	10/11/18	10,433
State Street Bank & Trust Co.	USD	675	CHF	662	9/14/18	8,499
State Street Bank & Trust Co.	USD	8	JPY	843	10/04/18	58
State Street Bank & Trust Co.	USD	709	ILS	2,574	9/14/18	5,810
State Street Bank & Trust Co.	USD	150	HKD	1,174	9/14/18	(119)
State Street Bank & Trust Co.	USD	697	TRY	4,278	9/13/18	(49,475)
State Street Bank & Trust Co.	SEK	4,531	NOK	4,146	9/20/18	(1,291)
State Street Bank & Trust Co.	SEK	4,540	CHF	489	9/20/18	8,196
State Street Bank & Trust Co.	SEK	4,546	EUR	428	9/20/18	(303)
State Street Bank & Trust Co.	USD	502	SEK	4,555	9/20/18	(3,258)
State Street Bank & Trust Co.	USD	994	ZAR	13,380	9/14/18	(85,098)
State Street Bank & Trust Co.	USD	503	ZAR	6,649	9/07/18	(50,203)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	498	MXN	9,365	10/19/18	$(10,730)
State Street Bank & Trust Co.	USD	215	JPY	23,667	9/14/18	(1,577)
State Street Bank & Trust Co.	USD	1,583	NOK	12,686	9/14/18	(70,001)
UBS AG	JPY	167,180	USD	1,495	10/04/18	(12,954)
UBS AG	SEK	6,543	USD	760	9/14/18	43,564
UBS AG	TRY	3,207	USD	478	9/13/18	(7,439)
UBS AG	GBP	574	EUR	637	10/11/18	(3,639)
UBS AG	EUR	862	NOK	8,325	9/20/18	(8,476)
UBS AG	EUR	1,294	JPY	166,505	10/04/18	(3,640)
UBS AG	CHF	2,997	EUR	2,586	10/11/18	(92,137)
UBS AG	USD	2,610	NOK	21,249	9/20/18	(74,835)

						$2,038,423

PUT OPTIONS WRITTEN

Description	Counterparty	Contracts	Exercise Price		Expiration Month	Notional (000)		Premiums Received	U.S. $ Value
iShares MSCI Emerging Markets	Morgan Stanley & Co., Inc.	3,466	USD	38.50	September 2018	USD	347	$27,609	$(20,796)
SPDR S&P 500 ETF Trust	Morgan Stanley & Co., Inc.	637	USD	262.00	September 2018	USD	64	64,416	(21,021)

								$92,025	$(41,817)

CURRENCY OPTIONS WRITTEN

Description/ Counterparty	Exercise Price		Expiration Month	Contracts	Notional Amount (000)		Premiums Received	U.S. $ Value
Call
AUD vs. USD/ Morgan Stanley Capital Services LLC	AUD	1.282	06/2019	6,188,000	AUD	6,188	$64,243	$(31,287)
Put
BRL vs. USD/Bank of America, NA	BRL	4.580	11/2018	6,860,840	BRL	6,861	27,825	(23,875)

							$92,068	$(55,162)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00%	Quarterly	2.28%	USD	12,250	$997,638	$196,918	$800,720
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	Quarterly	0.33	USD	18,750	378,921	113,435	265,486

						$1,376,559	$310,353	$1,066,206

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
AUD	15,000	7/09/25	6 Month BBSW	3.168%	Semi-Annual/Semi-Annual	$480,873
AUD	4,740	2/23/27	6 Month BBSW	3.040%	Semi-Annual/Semi-Annual	115,426
NZD	20,260	2/24/27	3 Month BKBM	3.508%	Quarterly/Semi-Annual	839,464
AUD	9,490	2/27/27	6 Month BBSW	2.975%	Semi-Annual/Semi-Annual	196,033
NZD	10,120	2/28/27	3 Month BKBM	3.445%	Quarterly/Semi-Annual	385,419

						$2,017,215

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at August 31, 2018	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Goldman Sachs International iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)%	Quarterly	0.34%	$1,110	$(18,892)	$5,566	$(24,458)
Goldman Sachs International iTraxx Australia Series 24, 5 Year Index, 12/20/20*	(1.00)	Quarterly	0.34	1,490	(25,360)	7,473	(32,833)
Sale Contracts
Deutsche Bank AG iTraxx Australia Series 24, 5 Year Index, 12/20/20*	1.00	Quarterly	0.34	2,600	44,253	(14,295)	58,548

					$1	$(1,256)	$1,257

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	7,650	7/15/21	2.293%	CPI	#	Maturity	$16,643

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Payment Frequency	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
JPMorgan Chase Bank, NA JPQABACP	13,393	0.00%	Maturity	USD	1,266	6/17/19	(50,985)

**	Notional amount less than 500.

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate market value of these securities amounted to $517,243 or 0.2% of net assets.

(c)	Non-income producing security.
(d)	Represents entire or partial securities out on loan.
(e)	Fair valued by the Adviser.
(f)	Illiquid security.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at August 31, 2018.
(i)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(j)	Affiliated investments.
(k)	The rate shown represents the 7-day yield as of period end.
(l)

As of August 31, 2018, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $30,258,552 and gross unrealized depreciation of investments was $(17,435,616), resulting in net unrealized appreciation of $12,822,936.

Currency Abbreviation:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
AGC	-	Assured Guaranty Corporation
ASX	-	Australian Stock Exchange
BBSW	-	Bank Bill Swap Reference Rate (Australia)

BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
GDR	-	Global Depositary Receipt
KC HRW	-	Kansas City Hard Red Winter
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
RBOB	-	Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)
REIT	-	Real Estate Investment Trust
SDR	-	Swedish Depositary Receipt
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
ULSD	-	Ultra-Low Sulfur Diesel
WTI	-	West Texas Intermediate

The following table represents the 50 largest equity basket holdings underlying the total return swap with JPQABACP as of August 31, 2018.

Security Description	Shares	Market Value as of 8/31/18	Percent of Basket’s Net Assets
Royal Dutch Shell PLC	204,610	$179,646	14.2%
Chevron Corp.	29,831	94,241	7.5%
Exxon Mobil Corp.	36,960	79,022	6.2%
TOTAL SA	46,287	77,105	6.1%
BP PLC	407,469	77,071	6.1%
EOG Resources, Inc.	17,590	55,462	4.4%
Glencore PLC	422,443	45,777	3.6%
Repsol SA	75,318	38,580	3.0%
Alcoa Corp.	28,970	34,511	2.7%
Anadarko Petroleum Corp.	17,664	30,337	2.4%
PetroChina Co., Ltd.	1,527,940	30,318	2.4%
Mosaic Co./The	32,719	27,285	2.2%
Vale SA	70,121	24,684	1.9%
Agnico Eagle Mines Ltd.	26,813	24,626	1.9%
LUKOIL PJSC	12,191	22,434	1.8%
Boliden AB	29,991	20,925	1.7%
Continental Resources, Inc./OK	11,606	20,413	1.6%
JXTG Holdings, Inc.	101,915	19,144	1.5%
CNOOC Ltd.	384,553	18,136	1.4%
SM Energy Co.	21,597	17,331	1.4%
First Quantum Minerals Ltd.	51,500	17,214	1.4%
C&J Energy Services, Inc.	30,386	16,977	1.3%
MMC Norilsk Nickel PJSC	36,560	16,146	1.3%
Motor Oil Hellas Corinth Refineries SA	23,447	14,718	1.2%
Rio Tinto PLC	11,598	14,667	1.2%
Aker BP ASA	14,523	13,716	1.1%
Aluminum Corp of China Ltd.	1,181,648	13,329	1.1%
Origin Energy Ltd.	87,108	13,273	1.0%
Concho Resources, Inc.	3,467	12,679	1.0%
YPF SA	30,785	12,422	1.0%
Yamato Kogyo Co., Ltd.	15,500	11,871	0.9%
Antofagasta PLC	39,727	11,061	0.9%

Security Description	Shares	Market Value as of 8/31/18	Percent of Basket’s Net Assets
Tupras Turkiye Petrol Rafinerileri AS	22,321	$10,659	0.8%
Whiting Petroleum Corp.	7,845	10,651	0.8%
S-Oil Corp.	3,647	10,404	0.8%
Inpex Corp.	33,595	9,800	0.8%
Johnson Matthey PLC	7,781	9,401	0.7%
Sumitomo Metal Mining Co., Ltd.	10,288	8,868	0.7%
Newcrest Mining Ltd.	23,419	8,703	0.7%
Tyson Foods, Inc.	4,277	7,164	0.6%
Gran Tierra Energy, Inc.	73,135	6,735	0.5%
Vedanta Resources PLC	23,049	6,651	0.5%
Industrias Penoles SAB de CV	14,365	6,476	0.5%
APERAM SA	5,256	6,293	0.5%
OZ Minerals Ltd.	35,624	6,193	0.5%
Polyus PJSC	6,992	6,051	0.5%
Lundin Mining Corp.	46,091	5,854	0.5%
Petroleo Brasileiro SA	22,643	5,730	0.5%
Syrah Resources Ltd.	115,902	5,643	0.4%
Petroleum Geo-Services ASA	52,913	5,484	0.4%
Other	204,610	24,119	1.9%

Total		$1,266,000	100.0%

COUNTRY BREAKDOWN 1

62.5%	United States
23.6%	Japan
2.2%	China
2.0%	Canada
1.5%	United Kingdom
1.0%	France
0.9%	Germany
0.7%	Australia
0.7%	Switzerland
0.5%	Mexico
0.4%	Sweden
0.4%	Hong Kong
0.4%	Spain
2.3%	Other
0.9%	Short-Term

100.0%	Total Investments

1

All data are as of August 31, 2018. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Argentina, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Denmark, Finland, Ireland, Italy, Jersey (Channel Islands), Jordan, Luxembourg, Macau, Mongolia, Netherlands, New Zealand, Norway, Portugal, Singapore, South Africa and United Arab Emirates.

AB Global Risk Allocation Fund, Inc.

August 31, 2018 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2018:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$153,010,321		$	– 0	–	$153,010,321
Common Stocks:
Financials		4,877,640		7,151,400			– 0	–	12,029,040
Information Technology		7,466,470		1,606,632			– 0	–	9,073,102
Industrials		3,989,189		3,427,493			30,816		7,447,498
Health Care		4,101,085		3,210,740			– 0	–	7,311,825
Consumer Discretionary		3,766,622		2,850,620			34,446		6,651,688
Consumer Staples		3,290,245		3,047,567			– 0	–	6,337,812
Materials		2,744,896		2,582,129			– 0	–	5,327,025
Energy		2,339,655		2,863,158			– 0	–	5,202,813
Utilities		2,407,425		2,108,195			– 0	–	4,515,620
Real Estate		1,826,771		1,377,722			– 0	–	3,204,493
Telecommunication Services		751,555		931,199			44,411		1,727,165
Collateralized Mortgage Obligations		– 0	–	8,514,162			– 0	–	8,514,162
Preferred Stocks		4,055,415		– 0	–		– 0	–	4,055,415
Governments - Sovereign Bonds		– 0	–	1,167,543			– 0	–	1,167,543
Options Purchased - Puts		– 0	–	144,306			– 0	–	144,306
Options Purchased - Calls		– 0	–	83,063			– 0	–	83,063
Investment Companies		77,896		– 0	–		– 0	–	77,896
Short-Term Investments		2,221,208		– 0	–		– 0	–	2,221,208
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund		236,376		– 0	–		– 0	–	236,376

Total Investments in Securities		44,152,448		194,076,250			109,673		238,338,371
Other Financial Instruments (a):
Assets:
Futures		2,195,661		– 0	–		– 0	–	2,195,661
Forward Currency Exchange Contracts		– 0	–	4,986,270			– 0	–	4,986,270
Centrally Cleared Credit Default Swaps		– 0	–	1,376,559			– 0	–	1,376,559
Centrally Cleared Interest Rate Swaps		– 0	–	2,017,215			– 0	–	2,017,215
Credit Default Swaps		– 0	–	44,253			– 0	–	44,253
Inflation (CPI) Swaps		– 0	–	16,643			– 0	–	16,643
Liabilities:
Futures		(5,274,629)		(417,645)			– 0	–	(5,692,274)
Forward Currency Exchange Contracts		– 0	–	(2,947,847)			– 0	–	(2,947,847)
Put Options Written		– 0	–	(41,817)			– 0	–	(41,817)
Currency Options Written		– 0	–	(55,162)			– 0	–	(55,162)
Credit Default Swaps		– 0	–	(44,252)			– 0	–	(44,252)
Total Return Swaps		– 0	–	(50,985)			– 0	–	(50,985)

Total (b)		$41,073,480		$198,959,482			$109,673		$240,142,635

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Rights			Total
Balance as of 11/30/17	$	– 0	–		$739		$739
Accrued discounts/(premiums)		– 0	–		– 0	–	– 0	–
Realized gain (loss)		– 0	–		(64)		(64)
Change in unrealized appreciation/depreciation		24,228			(15)		24,213
Purchases		28,855			– 0	–	28,855
Sales		– 0	–		(660)		(660)
Transfers in to Level 3		56,590			– 0	–	56,590	(a)
Transfers out of Level 3		– 0	–		– 0	–	– 0	–

Balance as of 8/31/18		$109,673		$	– 0	–	$109,673

Net change in unrealized appreciation/depreciation from investments held as of 8/31/18		$24,228		$	– 0	–	$24,228

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2018 is as follows:

Fund	Market Value 11/30/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/18 (000)	Dividend Income (000)
Government Money Market Portfolio	$7,373	$77,258	$82,410	$2,221	$35
Government Money Market Portfolio*	1,332	9,653	10,749	236	13

Total	$8,705	$86,911	$93,159	$2,457	$48

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Risk Allocation Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 23, 2018

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 23, 2018